UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Federal
Tax-Free Income Fund
April 30, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Federal Tax-Free Income Fund for the 12-month reporting
period ended April 30, 2024. Please read on for a detailed
look at prevailing economic and market conditions during the
Funds’ reporting period and to learn how those conditions
have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Managers; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Federal Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 47
Notes to Financial Statements 51
Report of Independent Registered
Public Accounting Firm 60
Tax Information 61
Board Members and Officers 62
Shareholder Information 67
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Franklin Federal Tax-Free Income Fund
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in investment grade municipal securities that pay interest free from such taxes.
1
We select securities
that we believe provide the best balance between risk and
return within the Fund’s range of allowable investments
and typically use a buy-and-hold strategy. This means we
generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains,
although we may sell a security at any time if we believe it could help the Fund meet its goal.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. The 12 months ending April 30, 2024, saw the U.S.
Federal Reserve (Fed) turn more cautious in its monetary
policy tightening campaign, in an effort to get inflation under control without tipping the economy into recession. The Fed
delivered three 25-basis point hikes during the period, the
last of which occurred in July 2023 and took the Fed funds
target rate to a range of 5.25%–5.50%, a more than 20-year
high. Since then, policymakers have maintained a restrictive stance. However, progress on disinflation stalled in early
2024, as the annual headline Consumer Price Index (CPI)
only moved from 5.0% for March 2023 to 3.5% in March
2024. In fact, inflation seemed to be reaccelerating toward
the end of the period. At its most recent meeting (on May 1, just after period-end), the Fed again left rates unchanged,
and maintained that further hikes were now “unlikely.” In
his accompanying statements, Fed Chair Jerome Powell
noted that the central bank would leave monetary policy
restrictive for as long as necessary to see a sustained
return of inflation back to its 2% target. Meanwhile, the U.S.
economy remained resilient. While real gross domestic
product growth slowed somewhat in the first quarter of 2024, it still expanded at a healthy annualized rate of 1.6%. Private consumption slowed overall, but spending on services
continued to accelerate.
The municipal (muni) bond market recorded positive total
returns over the period under review, helped by a late-
year rally in 2023 which was fueled by increased investor
optimism that monetary policy tightening had come to
an end. For most of the last 12 months, high levels of
uncertainty kept fund flows into muni bond retail vehicles
negative, though they did turn positive so far in 2024.
Moreover, anecdotal feedback suggested that many asset
allocators were retaining large cash and cash-equivalent
balances, waiting to re-allocate funds to the sector.
Q. How did we respond to these changing market
conditions?
A. Much of the past 12 months witnessed high levels of
uncertainty. However, market volatility was largely interest-
rate driven. Credit fundamentals have remained stable, with
robust balance sheets that were supported by significant
“rainy-day” funds which, in turn, were bolstered by federal
COVID-19 aid, increased during the post-pandemic
recovery, and maintained with conservative budgeting and
fiscal discipline. Considering our view of the fundamental
strength in the muni market, the Fund is consequently tilted toward lower-rated investment-grade issuers and bonds
with no external credit rating. Over the period, we looked for opportunities that had the potential to improve the overall
yield of the portfolio and used our rigorous bottom-up
research process to help us identify credits that represented good relative value, in our view.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value,  decreased from  $10.72 on April 30, 2023 , to  $10.66 on April 30, 2024 . The Fund’s Class A shares paid dividends totaling  36.5208 cents per share for the same period.
2
The
Performance Summary beginning on page  5 shows that at
the end of this reporting period the Fund’s Class A shares’
distribution rate was 3.28% , based on an annualization of the
April 's 3.0288  cents per share dividend and the maximum
offering price of $11.08 on April 30, 2024 . An investor in
the  2024  maximum federal personal income tax bracket of
37.00% (including 3.80% Medicare tax) would need to earn
a distribution rate of  5.54% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Does not include cash and cash equivalents.
Q. What were the leading contributors to performance?
A. The Fund outperformed its benchmark over the 12
months under review, with positive performance primarily
driven by its overweight allocation to bonds with no external credit rating as well as to BBB rated issues. Additionally,
security selection in AA, A, and BBB rated bonds benefited
relative returns. While yield curve positioning overall was
a drag on results, an underweight to muni bonds with two
years to maturity assisted returns.
Q. What were the leading detractors from performance?
A. Yield curve positioning was the main detractor from
relative performance over the reporting period, driven by an overweight allocation to muni bonds with 10 or more years to maturity.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the Fund’s overall
strategy. However, as we gained more clarity around the
Fed’s monetary tightening path (and its end) and became
more comfortable that muni fundamentals were generally
robust in the face of tighter financing conditions and slowing economic activity, the Fund increased its overweight to
BBB rated issuers as well as added to its holdings of bonds
with no external credit rating. The Franklin Templeton Fixed
Income research team conducts an in-depth analysis of
potential investment opportunities and is therefore able to
find what they deem to be attractively priced securities from muni issuers with solid underlying credit fundamentals that
could weather a period of below-trend growth.
Thank you for your continued participation in Franklin
Federal Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2024, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
4/30/24
% of Total
Investments*
Transportation 18.08%
Health Care 16.18%
Housing 12.13%
Utilities 10.85%
Industrial Dev. Revenue and Pollution Control 10.35%
Special Tax 9.08%
Education 6.48%
Local 6.47%
Lease 5.72%
State General Obligation 2.48%
Refunded 1.69%
Other Revenue Bonds 0.49%

Performance Summary as of April 30, 2024
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +2.92% -0.94%
5-Year +4.53% +0.12%
10-Year +21.91% +1.61%
Advisor
1-Year +3.18% +3.18%
5-Year +5.84% +1.14%
10-Year +24.20% +2.19%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.28% 5.54% 3.64% 6.15%
Advisor 3.65% 6.17% 4.03% 6.81%
See page 7 for Performance Summary footnotes.

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/14–4/30/24)
Advisor Class
(4/30/14–4/30/24)

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond , or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.
7. Taxable equivalent distribution rate and yield assume the 2024 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(5/1/23–4/30/24)
Share Class
Net Investment
Income
A $0.365208
A1 $0.381094
C $0.322766
R6 $0.396383
Advisor $0.391708
Total Annual Operating Expenses
10
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
l
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/23
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
Ending
Account
Value 4/30/24
Expenses
Paid During
Period
11/1/23–4/30/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,094.30 $4.12 $1,020.93 $3.98 0.79%
A1 $1,000 $1,094.00 $3.34 $1,021.68 $3.22 0.64%
C $1,000 $1,091.20 $6.19 $1,018.94 $5.98 1.19%
R6 $1,000 $1,095.80 $2.61 $1,022.37 $2.52 0.50%
Advisor $1,000 $1,094.50 $2.81 $1,022.18 $2.71 0.54%

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.72 $10.97 $12.31 $11.60 $11.82
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.34 0.31 0.33 0.35
Net realized and unrealized gains (losses) ........... (0.06) (0.25) (1.35) 0.71 (0.22)
Total from investment operations .................... 0.31 0.09 (1.04) 1.04 0.13
Less distributions from:
Net investment income .......................... (0.37) (0.34) (0.30) (0.33) (0.35)
Net asset value, end of year ....................... $10.66 $10.72 $10.97 $12.31 $11.60
Total return
c
................................... 2.92% 0.87% (8.62)% 9.01% 1.07%
Ratios to average net assets
Expenses
d
.................................... 0.79%
e
0.79%
e
0.77%
e
0.78%
e
0.77%
Net investment income ........................... 3.50% 3.21% 2.56% 2.72% 2.96%
Supplemental data
Net assets, end of year (000’s) ..................... $1,968,264 $1,940,290 $1,916,791 $1,770,979 $1,110,207
Portfolio turnover rate ............................ 15.32% 28.31% 22.08% 16.18% 20.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.72 $10.97 $12.31 $11.60 $11.82
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.36 0.33 0.35 0.37
Net realized and unrealized gains (losses) ........... (0.07) (0.26) (1.35) 0.70 (0.22)
Total from investment operations .................... 0.32 0.10 (1.02) 1.05 0.15
Less distributions from:
Net investment income .......................... (0.38) (0.35) (0.32) (0.34) (0.37)
Net asset value, end of year ....................... $10.66 $10.72 $10.97 $12.31 $11.60
Total return
c
................................... 3.08% 1.02% (8.48)% 9.17% 1.22%
Ratios to average net assets
Expenses
d
.................................... 0.64%
e
0.64%
e
0.63%
e
0.63%
e
0.62%
Net investment income ........................... 3.65% 3.35% 2.71% 2.89% 3.11%
Supplemental data
Net assets, end of year (000’s) ..................... $4,601,265 $5,215,087 $6,256,503 $6,919,289 $6,833,018
Portfolio turnover rate ............................ 15.32% 28.31% 22.08% 16.18% 20.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.71 $10.96 $12.30 $11.59 $11.81
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.30 0.26 0.29 0.31
Net realized and unrealized gains (losses) ........... (0.07) (0.25) (1.34) 0.70 (0.22)
Total from investment operations .................... 0.26 0.05 (1.08) 0.99 0.09
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.26) (0.28) (0.31)
Net asset value, end of year ....................... $10.65 $10.71 $10.96 $12.30 $11.59
Total return
c
................................... 2.51% 0.47% (8.99)% 8.58% 0.67%
Ratios to average net assets
Expenses
d
.................................... 1.18%
e
1.19%
e
1.18%
e
1.18%
e
1.17%
Net investment income ........................... 3.09% 2.79% 2.15% 2.35% 2.56%
Supplemental data
Net assets, end of year (000’s) ..................... $180,672 $246,760 $340,772 $543,196 $657,344
Portfolio turnover rate ............................ 15.32% 28.31% 22.08% 16.18% 20.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.73 $10.98 $12.32 $11.61 $11.83
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.37 0.35 0.37 0.39
Net realized and unrealized gains (losses) ........... (0.06) (0.25) (1.35) 0.70 (0.22)
Total from investment operations .................... 0.34 0.12 (1.00) 1.07 0.17
Less distributions from:
Net investment income .......................... (0.40) (0.37) (0.34) (0.36) (0.39)
Net asset value, end of year ....................... $10.67 $10.73 $10.98 $12.32 $11.61
Total return .................................... 3.22% 1.17% (8.35)% 9.31% 1.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.49% 0.50% 0.48% 0.49% 0.49%
Expenses net of waiver and payments by affiliates and
expense reduction
c
.............................. 0.49%
d
0.49% 0.48%
d
0.49%
d
0.49%
d
Net investment income ........................... 3.79% 3.51% 2.88% 3.00% 3.24%
Supplemental data
Net assets, end of year (000’s) ..................... $824,024 $952,887 $761,716 $294,727 $196,774
Portfolio turnover rate ............................ 15.32% 28.31% 22.08% 16.18% 20.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.73 $10.98 $12.32 $11.61 $11.83
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.37 0.34 0.36 0.38
Net realized and unrealized gains (losses) ........... (0.07) (0.26) (1.35) 0.71 (0.22)
Total from investment operations .................... 0.33 0.11 (1.01) 1.07 0.16
Less distributions from:
Net investment income .......................... (0.39) (0.36) (0.33) (0.36) (0.38)
Net asset value, end of year ....................... $10.67 $10.73 $10.98 $12.32 $11.61
Total return .................................... 3.18% 1.12% (8.39)% 9.27% 1.33%
Ratios to average net assets
Expenses
c
..................................... 0.54%
d
0.54%
d
0.52%
d
0.53%
d
0.52%
Net investment income ........................... 3.75% 3.44% 2.80% 2.98% 3.21%
Supplemental data
Net assets, end of year (000’s) ..................... $1,135,784 $998,541 $1,383,620 $1,829,553 $1,465,542
Portfolio turnover rate ............................ 15.32% 28.31% 22.08% 16.18% 20.23%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments, April 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 53,204 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
c
Franklin Municipal Green Bond ETF ..................................... 83,000 1,963,763
Total Management Investment Companies (Cost $ 2,255,733 ) .....................
1,963,763
Principal
Amount
a a a a
Corporate Bonds 0.4%
Software 0.4%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 34,256,079
Total Corporate Bonds (Cost $ 35,660,000 ) ......................................
34,256,079
d
Senior Floating Rate Interests 0.3%
Real Estate Management & Development 0.1%
a ,e
TBG Hillcrest Senior II LP , Delayed Draw CME Term Loan , 6.886% , ( 1-month SOFR +
1.55% ), 1/01/38 ................................................... 6,343,784 6,349,566
Residential REITs 0.2%
a ,e
Centennial Gardens LP , Delay Draw CME Term Loan , 6.886% , ( 1-month SOFR +
1.5% ), 7/27/24 .................................................... 16,317,314 16,398,277
Total Senior Floating Rate Interests (Cost $ 22,661,098 ) ..........................
22,747,843
Municipal Bonds 98.1%
Alabama 2.8%
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 17,164,944
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,109,062
f
Black Belt Energy Gas District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 20,000,000 19,983,672
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 24,715,000 26,039,551
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 17,015,000 18,181,103
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 4,000,000 4,224,115
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 4,500,000 4,820,538
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,490,307
County of Jefferson ,
Sewer , Revenue , 2024 , Refunding , 5.25% , 10/01/49 ....................... 15,500,000 16,332,415
Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 ........................ 24,100,000 25,812,587
g
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 13,200,000 11,728,519
f
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 25,230,000 26,965,809
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 15,000,000 16,337,265
Jacksonville Public Educational Building Authority ,
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.25% , 8/01/53 ... 8,000,000 8,466,418
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.5% , 8/01/58 .... 2,000,000 2,148,776
f
Southeast Energy Authority A Cooperative District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/31 ........................... 1,000,000 979,315
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 12,850,000 13,610,724
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 6,000,000 6,311,758

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
$ 5,000,000 $ 5,124,549
242,831,427
Alaska 0.4%
Alaska Municipal Bond Bank Authority ,
Revenue , 2015 , Refunding , 5.25% , 10/01/36 ............................. 16,045,000 16,226,724
Revenue , 2015 , Refunding , 5% , 10/01/39 ................................ 12,950,000 13,036,643
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/50 ................... 3,250,000 2,937,140
Revenue, Senior Lien , 2021 B-1 , 2 , Refunding , 4% , 6/01/50 .................. 1,490,000 1,492,696
33,693,203
Arizona 2.6%
Arizona Board of Regents , Revenue , 2016 C , 5% , 7/01/42 .....................
9,000,000 9,195,449
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/32 ............. 205,000 209,105
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/33 ............. 220,000 224,230
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/34 ............. 230,000 224,929
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/35 ............. 235,000 228,630
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/36 ............. 220,000 211,576
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/41 ............. 720,000 647,786
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/51 ............. 550,000 452,960
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/61 ............. 6,050,000 4,767,951
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 10,000,000 8,518,850
f
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. 9,000,000 9,195,233
City of Glendale Municipal Property Corp. , Excise Tax , Revenue , 2012 C , Refunding ,
5% , 7/01/38 ...................................................... 15,500,000 15,504,428
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,056,738
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 10,000,000 10,100,123
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 25,000,000 24,883,330
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 6,000,000 6,066,867
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 14,985,000 13,887,227
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,609,108
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 E , 4% , 1/01/45 ............... 10,000,000 9,470,047
Banner Health Obligated Group , Revenue , 2019 F , 4% , 1/01/45 ............... 25,000,000 23,675,117
Christian Care Obligated Group , Revenue , 2016 A , Pre-Refunded , 5% , 1/01/36 ... 5,000,000 5,118,038
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 A , Refunding , 3.6% , 2/01/40 ............. 19,500,000 16,760,162
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 5,000,000 4,000,343
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/50 ......................................................... 6,500,000 6,916,948
State of Arizona ,
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/32 ................. 6,000,000 7,039,921
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/34 ................. 5,000,000 6,015,385
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/35 ................. 9,860,000 11,986,916
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,010,793
228,978,190

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ $ 6,100,000 $ 5,835,103
California 7.8%
g
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,452,439
f
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,663,437
f
California Community Choice Financing Authority ,
Revenue , 2023 A-1 , Mandatory Put , 5% , 8/01/29 .......................... 5,000,000 5,238,521
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 43,250,000 45,143,909
g
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 22,400,000 19,995,181
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 17,850,000 14,656,272
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 10,000,000 6,637,815
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ 425,000 456,189
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 620,000 660,467
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 7,815,000 8,309,199
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 12,495,000 13,357,063
g
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 12,000,000 8,277,911
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 5,300,000 4,522,942
g
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,298,454
g
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 19,818,486
Corona-Norco Unified School District ,
GO , C , AGMC Insured , 6.2% , 8/01/29 .................................. 3,250,000 3,586,209
GO , C , Pre-Refunded , AGMC Insured , 6.8% , 8/01/39 ....................... 8,500,000 9,482,698
GO , C , AGMC Insured , Zero Cpn., 8/01/39 ............................... 7,500,000 3,809,185
g
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,230,439
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,644,069
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 10,997,489
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 13,700,000 11,374,170
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,859,972
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 2,915,000 2,614,798
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 7,855,000 6,054,471
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,488,325
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,448,603
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 1,670,000 1,137,250
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 15,000,000 10,358,780
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 20,395,695
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 18,521,060
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.4% , 1/15/30 ................. 15,475,000 17,294,848
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 20,000,000 23,705,680
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 15,606,599
New Haven Unified School District ,
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/31 ............................ 2,055,000 1,610,947
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/32 ............................ 7,830,000 5,918,383
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/33 ............................ 7,660,000 5,575,383

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... $ 23,855,000 $ 23,988,431
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/24 .................................... 2,135,000 2,120,669
COP , 2020 , Refunding , 4% , 9/15/25 .................................... 2,120,000 2,091,649
COP , 2020 , Refunding , 4% , 9/15/27 .................................... 2,400,000 2,349,179
COP , 2020 , Refunding , 4% , 9/15/28 .................................... 2,095,000 2,040,165
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
20,000,000 11,985,954
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 15,730,052
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 26,805,000 27,324,352
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 13,000,000 13,228,999
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 10,648,520
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 52,102,070
San Mateo Union High School District ,
GO , 2011 A , Zero Cpn., 9/01/33 ....................................... 6,065,000 5,771,458
GO , 2011 A , Zero Cpn., 9/01/41 ....................................... 20,000,000 20,216,262
Santa Ana Unified School District ,
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/35 ........................... 10,000,000 6,714,267
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/36 ........................... 18,865,000 12,039,473
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/37 ........................... 10,000,000 6,045,428
h
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.201% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,557,715
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 ....................
20,000 20,012
West Contra Costa Unified School District ,
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/29 .................... 10,000,000 8,407,939
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/30 .................... 20,845,000 16,986,342
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/31 .................... 20,000,000 15,767,972
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/32 .................... 10,730,000 8,196,348
677,536,594
Colorado 2.8%
g
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,555,000 3,683,726
Brighton Crossing Metropolitan District No. 4 , GO , 2017 A , 5% , 12/01/47 ..........
2,440,000 2,287,335
g
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,431,526
City & County of Denver ,
Airport System , Revenue , 1992 C , NATL Insured , ETM, 6.125% , 11/15/25 ....... 1,055,000 1,083,969
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/37 .................. 10,000,000 10,374,794
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/43 .................. 5,000,000 5,105,986
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/43 ............... 11,045,000 11,401,536
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48 .................. 15,500,000 15,675,999
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/45 ............... 10,000,000 11,142,088
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 10,000,000 10,277,846
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 39,690,000 40,217,976
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/35 ................. 2,000,000 1,244,111
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/36 ................. 2,500,000 1,466,810
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/37 ................. 2,455,000 1,355,242
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/38 ................. 2,000,000 1,040,408
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,067,310
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/41 ...... 30,505,000 30,864,608
AdventHealth Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,000,000 12,255,554
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 13,000,000 11,824,448

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... $ 10,500,000 $ 11,087,022
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 4,930,000 3,978,781
University of Colorado Health Obligated Group , Revenue , 2020 A , 4% , 9/01/50 ... 3,000,000 2,756,178
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,612,967
g
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,845,644
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 .................
1,575,000 1,404,479
g
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,543,005
Hunters Overlook Metropolitan District No. 5 ,
GO , 2019 A , 5% , 12/01/39 ........................................... 746,000 713,920
GO , 2019 A , 5% , 12/01/49 ........................................... 1,000,000 908,906
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,960,795
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 .
1,375,000 1,443,750
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 24,154,992
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
5,745,000 5,308,967
South Maryland Creek Ranch Metropolitan District ,
GO , 2023 , Refunding , AGMC Insured , 5% , 12/01/48 ........................ 800,000 827,645
GO , 2023 , Refunding , AGMC Insured , 5.125% , 12/01/57 .................... 2,150,000 2,227,736
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 421,580
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,150,000 963,933
240,961,572
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,200,000 2,175,204
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,482,595
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/41 ... 5,000,000 4,597,019
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 6,000,000 5,515,554
17,770,372
Delaware 0.1%
County of Kent ,
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/40 ........................... 1,100,000 1,107,273
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/48 ........................... 1,485,000 1,474,600
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/53 ........................... 1,100,000 1,078,411
Delaware State Economic Development Authority ,
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/41 .......... 1,600,000 1,440,264
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/51 .......... 3,300,000 2,724,464
7,825,012
Florida 9.8%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/40 ........................................... 2,500,000 2,173,904
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/46 ........................................... 1,750,000 1,412,178
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... 5,020,000 4,331,991
Babcock Ranch Community Independent Special District ,
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/40 ................ 1,840,000 1,711,988
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/50 ................ 1,500,000 1,287,777

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
g
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ $ 700,000 $ 596,532
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2022 A , Refunding , 5% , 4/01/52 ....................................... 10,000,000 10,322,104
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,533,182
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/32 ...... 1,100,000 1,122,071
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/35 ...... 1,000,000 1,009,169
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/53 ....................................................... 2,125,000 2,054,269
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/58 ....................................................... 2,000,000 1,907,713
Capital Trust Agency, Inc. ,
g
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 22,800,000 19,433,311
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/31 ................. 500,000 494,059
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/41 ................. 325,000 293,564
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/51 ................. 385,000 318,145
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/56 ................. 485,000 390,615
g
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,000,000 1,362,134
g
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 56,975,000 44,232,336
Central Florida Expressway Authority ,
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/39 ..................... 5,000,000 4,859,073
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/40 ..................... 5,825,000 5,623,146
Revenue, Senior Lien , 2018 , 5% , 7/01/48 ................................ 16,000,000 16,492,170
Centre Lake Community Development District ,
Special Assessment , 2021 , 3% , 5/01/42 ................................. 1,140,000 874,896
Special Assessment , 2021 , 4% , 5/01/52 ................................. 1,845,000 1,576,002
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/38 ................................................... 1,105,000 1,118,380
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/53 ................................................... 9,235,000 8,692,498
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,333,089
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 10,856,492
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 6,921,499
City of Gainesville ,
Utilities System , Revenue , 2017 A , 5% , 10/01/37 .......................... 5,000,000 5,224,661
Utilities System , Revenue , 2019 A , 5% , 10/01/47 .......................... 28,135,000 29,264,420
City of Jacksonville ,
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/45 .. 5,000,000 4,431,734
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 5% , 11/01/50 .. 20,000,000 20,285,774
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 7,300,000 7,323,997
City of Melbourne ,
Water & Sewer , Revenue , 2000 A , FGIC Insured , ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,379,714
Water & Sewer , Revenue , 2002 B , Refunding , NATL Insured , Zero Cpn., 10/01/26 . 4,500,000 4,115,654
City of Miami Beach ,
Revenue , 2015 A , 5% , 9/01/40 ........................................ 11,000,000 11,062,222
Stormwater , Revenue , 2015 , 5% , 9/01/41 ................................ 10,000,000 10,032,220
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 3,010,308
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/50 ........................................................ 4,730,000 3,677,694
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 A , 4% , 9/01/56 . 10,150,000 7,578,182

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/47 ........................................................ $ 5,750,000 $ 5,263,953
Baptist Health South Florida Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/47 ........................................................ 7,845,000 7,925,447
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 14,762,583
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2016
B , Refunding , 5% , 7/01/37 ......................................... 5,000,000 5,084,773
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/35 ............ 755,000 463,468
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/36 ............ 800,000 464,206
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 13,444,191
County of Miami-Dade ,
Aviation , Revenue , 2014 B , Refunding , 5% , 10/01/37 ....................... 5,000,000 5,013,761
Seaport Department , Revenue, Senior Lien , 2022 A , Refunding , 5.25% , 10/01/52 .. 6,000,000 6,290,276
Transit System , Revenue , 2015 , Refunding , 5% , 7/01/35 .................... 7,000,000 7,084,292
Transit System , Revenue , 2018 , 5% , 7/01/43 ............................. 10,000,000 10,383,851
Transit System , Revenue , 2018 , 4% , 7/01/47 ............................. 5,000,000 4,781,104
Transit System , Revenue , 2020 A , 4% , 7/01/48 ........................... 5,000,000 4,757,064
Water & Sewer System , Revenue , 2019 B , 4% , 10/01/49 .................... 27,500,000 25,809,022
County of Monroe ,
Airport , Revenue , 2022 , 5.25% , 10/01/47 ................................ 1,000,000 1,031,936
Airport , Revenue , 2022 , 5% , 10/01/52 .................................. 1,500,000 1,494,852
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,583,061
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51
1,000,000 858,013
Cypress Mill Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 560,000 563,136
Special Assessment , 2023 , 5% , 5/01/53 ................................. 1,000,000 954,037
g
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 3,884,796
g
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,500,000 1,529,167
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 . 4,165,000 4,278,936
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/37 . 6,000,000 6,123,259
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/40 . 4,000,000 4,043,896
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 . 19,465,000 17,217,887
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 18,985,000 16,269,788
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.55% , 6/15/54 ............................................... 1,000,000 994,134
Florida Development Finance Corp. ,
i
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AGMC Insured , 5.25% ,
7/01/53 ........................................................ 50,000,000 52,141,010
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/35 .......... 325,000 309,804
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 498,271
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/33 .................................................... 1,350,000 1,358,773
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/39 .................................................... 5,350,000 5,155,841
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 7,000,000 6,124,907
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,410,000 962,810
Fort Pierce Utilities Authority , Revenue , 1999 B , AMBAC Insured , Zero Cpn., 10/01/24
2,560,000 2,515,799
Greater Orlando Aviation Authority ,
Revenue , 2017 A , 5% , 10/01/47 ....................................... 10,925,000 11,032,365
Revenue , 2019 A , 4% , 10/01/49 ....................................... 15,000,000 13,909,370

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. $ 2,500,000 $ 2,528,949
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,176,102
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/45 ............. 1,515,000 1,485,973
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/50 ............. 1,800,000 1,702,103
Hillsborough County Aviation Authority ,
Revenue , 2015 A , 5% , 10/01/44 ....................................... 5,000,000 5,004,609
Revenue , 2018 E , 5% , 10/01/48 ....................................... 5,000,000 5,074,790
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,683,089
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,566,094
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 680,025
g
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.2% , 6/15/44 .................................................... 245,000 241,083
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,287,469
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 320,000 265,775
g
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 27,000,000 23,726,250
Los Cayos Community Development District ,
Special Assessment , 2024 , 5.25% , 6/15/44 .............................. 850,000 843,795
Special Assessment , 2024 , 5.55% , 6/15/54 .............................. 800,000 793,139
Miami Beach Redevelopment Agency ,
Tax Allocation , 2015 A , Refunding , AGMC Insured , 5% , 2/01/40 ............... 5,000,000 5,000,240
Tax Allocation , 2015 A 2015 B , Refunding , AGMC Insured , 5% , 2/01/44 ......... 12,000,000 11,999,396
Miami-Dade County Expressway Authority ,
Revenue , 2013 A , Refunding , 5% , 7/01/29 ............................... 10,000,000 10,004,168
Revenue , 2013 A , Refunding , 5% , 7/01/32 ............................... 6,375,000 6,377,762
Revenue , A , Refunding , 5% , 7/01/40 ................................... 49,035,000 48,500,263
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,261,996
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 5,016,744
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 5,000,000 5,194,571
North Sumter County Utility Dependent District ,
Revenue, Senior Lien , 2019 , BAM Insured , 5% , 10/01/44 .................... 4,000,000 4,162,129
Revenue, Senior Lien , 2019 , 5% , 10/01/49 ............................... 3,635,000 3,708,323
Revenue, Senior Lien , 2019 , 5% , 10/01/54 ............................... 7,000,000 7,104,936
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/41 ....................................................... 3,695,000 3,452,979
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/46 ....................................................... 7,570,000 6,842,244
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 B , 5% ,
11/15/42 ....................................................... 1,000,000 1,029,736
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/36 .... 1,235,000 1,201,243
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/41 .... 5,060,000 4,677,008
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/47 .... 130,000 114,028
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,500,000 1,637,347

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.625% ,
5/01/34 ........................................................ $ 1,200,000 $ 1,013,661
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.8% ,
5/01/37 ........................................................ 995,000 799,167
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,499,822
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 671,464
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,075,529
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... 495,000 402,030
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 619,193
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/37 ........................................................ 2,350,000 2,328,110
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/42 ........................................................ 1,600,000 1,513,667
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/47 ........................................................ 2,450,000 2,230,211
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/33 .............. 600,000 606,536
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/38 .............. 1,025,000 1,013,781
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/48 .............. 1,850,000 1,704,296
Sarasota County Public Hospital District ,
Obligated Group , Revenue , 2022 , 4% , 7/01/52 ............................ 15,000,000 13,795,286
Sarasota County Public Hospital District Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ........................................................ 10,000,000 9,315,219
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,213,712
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 407,654
South Fork East Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/26 ............. 100,000 98,211
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 246,000 227,838
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/38 ............. 597,000 492,141
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 5,668,812
State of Florida , GO , 2016 F , Refunding , 4% , 6/01/37 ........................
8,000,000 8,063,906
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
1,235,000 1,279,408
Timber Creek Southwest Community Development District ,
Special Assessment , 2020 , 4% , 6/15/40 ................................. 1,000,000 883,497
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,000,000 1,621,328
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,121,062
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 ,
4% , 5/01/51 ...................................................... 1,175,000 954,126
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,833,497
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 4,980,618
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AGMC Insured , 5% , 11/01/35 ............ 5,000,000 5,176,749
g
Village Community Development District No. 15 ,
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,500,000 1,525,479
Phase I , Special Assessment , 144A, 2023 , 5.25% , 5/01/54 ................... 6,075,000 6,209,612
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2017 , Refunding , 5% , 10/15/47 5,000,000 5,094,908

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Volusia County Educational Facility Authority, (continued)
Embry-Riddle Aeronautical University, Inc. , Revenue , 2020 A , Refunding , 5% ,
10/15/49 ....................................................... $ 3,000,000 $ 3,085,552
Wildwood Utility Dependent District , Revenue , 2023 , AGMC Insured , 5.5% , 10/01/53 .
6,970,000 7,593,080
850,548,226
Georgia 4.2%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax , Revenue , 2015 A-1 , 5.25% , 7/01/44 ............ 3,000,000 3,036,858
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/25 .. 6,955,000 6,976,766
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 5,000,000 5,058,817
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/27 .. 5,000,000 5,114,665
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 14,179,679
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 4,250,000 4,585,608
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 15,800,000 15,694,625
Water & Wastewater , Revenue , 2015 , Refunding , 5% , 11/01/40 ............... 29,500,000 29,774,279
Water & Wastewater , Revenue , 2018 A , Refunding , 5% , 11/01/40 .............. 4,655,000 4,848,826
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 4,845,000 4,991,481
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,955,883
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,226,689
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 18,397,416
Development Authority of Burke County (The) ,
Oglethorpe Power Corp. , Revenue , 2017 C , Refunding , 4.125% , 11/01/45 ....... 2,500,000 2,229,786
Oglethorpe Power Corp. , Revenue , 2017 D , Refunding , 4.125% , 11/01/45 ....... 18,500,000 16,500,416
g
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 31,862,397
Fayette County Hospital Authority ,
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2014 A , Refunding , 5% ,
7/01/39 ........................................................ 6,420,000 6,425,513
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , 5% , 7/01/46 ...... 15,000,000 15,141,068
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 4,725,714
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,173,670
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,215,555
f
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 16,500,000 16,490,994
f
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 14,500,000 14,411,842
f,g
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 49,155,000 47,729,603
f
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 33,595,000 34,801,860
f
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 20,000,000 21,132,292
Municipal Electric Authority of Georgia ,
Revenue , 2021 A , Refunding , 5% , 1/01/63 ............................... 7,920,000 7,945,628
Revenue , 2022 A , 5.5% , 7/01/63 ...................................... 2,500,000 2,594,226
Revenue , 2023 A , 5.5% , 7/01/64 ...................................... 5,000,000 5,197,755
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 9,850,539
369,270,450
Hawaii 1.1%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 15,000,000 15,504,804

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Hawaii (continued)
State of Hawaii ,
Airports System , Revenue , 2018 A , 5% , 7/01/43 ........................... $ 20,805,000 $ 21,208,935
Airports System , Revenue , 2018 A , 5% , 7/01/48 ........................... 21,315,000 21,576,659
Airports System , Revenue , 2022 A , 4% , 7/01/47 ........................... 10,000,000 9,158,242
Airports System , Revenue , 2022 A , 5% , 7/01/47 ........................... 13,200,000 13,697,288
Department of Budget & Finance , Revenue , 2019 , Refunding , 3.2% , 7/01/39 ..... 10,000,000 6,435,410
Department of Budget & Finance , Revenue , 2019 , 3.5% , 10/01/49 ............. 17,035,000 10,611,001
98,192,339
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/37 ........................................................ 7,750,000 7,958,551
Trinity Health Corp. Obligated Group , Revenue , 2019 ID , 4% , 12/01/43 ......... 6,000,000 5,758,791
Idaho Housing & Finance Association ,
White Pine Charter School, Inc. , Revenue , 2023 A , 5.5% , 5/01/43 ............. 350,000 370,336
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/48 ............. 525,000 557,534
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/58 ............. 1,000,000 1,048,486
15,693,698
Illinois 5.7%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 21,925,962
Chicago Midway International Airport ,
Revenue, Second Lien , 2016 B , Refunding , 5% , 1/01/46 .................... 10,000,000 10,069,436
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.5% , 1/01/53 ......... 6,000,000 6,429,528
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2016 D , 5.25% , 1/01/42 ............................ 10,000,000 10,299,086
Revenue, Senior Lien , 2016 D , 5% , 1/01/47 .............................. 18,000,000 18,283,986
Revenue, Senior Lien , 2017 D , Refunding , 5% , 1/01/52 ..................... 6,335,000 6,346,691
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/53 ..................... 10,000,000 10,081,027
Revenue, Senior Lien , 2022 A , 5% , 1/01/55 .............................. 36,500,000 37,072,386
Chicago Park District ,
GO , 2020 C , BAM Insured , 4% , 1/01/41 ................................. 1,400,000 1,350,601
GO , 2020 C , BAM Insured , 4% , 1/01/42 ................................. 4,300,000 4,078,327
GO , 2020 D , BAM Insured , 4% , 1/01/37 ................................. 1,000,000 1,004,474
GO , 2020 D , BAM Insured , 4% , 1/01/38 ................................. 1,000,000 996,519
GO , 2020 D , BAM Insured , 4% , 1/01/39 ................................. 1,000,000 983,785
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 15,310,039
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/39 ........................................... 1,050,000 1,141,276
GO , 2023 A , 5.5% , 1/01/40 ........................................... 1,300,000 1,405,373
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 5,799,881
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,222,409
Illinois Finance Authority ,
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/46 ................ 2,250,000 1,972,374
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/51 ................ 4,650,000 3,911,625
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/41 ......... 3,480,000 1,479,000
Christian Homes, Inc. Obligated Group , Revenue , 2021 B , Refunding , 3.25% ,
5/15/27 ........................................................ 1,845,000 784,125
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 750,000 660,946
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. 1,000,000 806,444

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/56 .............................. $ 750,000 $ 588,785
Mercy Health Corp. Obligated Group , Revenue , 2016 , Refunding , 5% , 12/01/46 ... 30,000,000 30,172,368
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 3,500,000 3,569,226
Macon County School District No. 61 Decatur ,
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/40 ....................... 3,700,000 3,632,542
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/45 ....................... 3,125,000 2,931,802
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 4,835,000 5,001,422
Revenue , 2002 A , NATL Insured , Zero Cpn., 12/15/37 ...................... 10,000,000 5,573,808
Revenue , 2020 A , Refunding , 5% , 6/15/50 ............................... 8,500,000 8,674,113
Revenue , 2022 A , Refunding , 4% , 12/15/47 .............................. 365,000 330,267
Revenue , 2022 A , Refunding , 4% , 6/15/52 ............................... 36,000,000 31,617,047
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , Zero Cpn., 12/01/24 .................................. 1,370,000 1,335,407
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , ETM, Zero Cpn., 12/01/24 ............................. 2,480,000 2,424,262
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , Zero Cpn., 12/01/26 .................................. 2,465,000 2,219,631
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , ETM, Zero Cpn., 12/01/26 ............................. 5,235,000 4,778,796
State of Illinois ,
GO , 2016 , 5% , 11/01/35 ............................................. 1,000,000 1,020,422
GO , 2017 A , 5% , 12/01/36 ........................................... 6,070,000 6,289,457
GO , 2017 A , 4.25% , 12/01/40 ......................................... 3,150,000 3,010,292
GO , 2017 D , 5% , 11/01/28 ........................................... 6,425,000 6,707,507
GO , 2019 A , 5% , 11/01/28 ........................................... 10,000,000 10,602,082
GO , 2019 B , 4% , 11/01/34 ........................................... 2,600,000 2,601,009
GO , 2019 C , 4% , 11/01/40 ........................................... 2,500,000 2,364,134
GO , 2020 , 5.75% , 5/01/45 ........................................... 7,965,000 8,565,786
GO , 2020 C , 4% , 10/01/38 ........................................... 9,750,000 9,512,320
GO , 2020 C , 4% , 10/01/39 ........................................... 4,585,000 4,402,528
GO , 2021 A , 4% , 3/01/38 ............................................ 5,000,000 4,893,473
GO , 2021 B , 5% , 3/01/25 ............................................ 4,500,000 4,539,801
GO , 2022 B , 5% , 10/01/30 ........................................... 14,650,000 15,901,526
GO , 2022 B , 5% , 10/01/31 ........................................... 26,500,000 29,059,492
GO , 2022 C , 5% , 10/01/38 ........................................... 15,000,000 16,154,064
GO , 2022 C , 5.5% , 10/01/40 ......................................... 18,050,000 19,910,175
GO , 2022 C , 5.5% , 10/01/41 ......................................... 10,000,000 10,971,406
GO , 2022 C , 5.5% , 10/01/44 ......................................... 16,000,000 17,313,746
GO , 2023 B , 5.5% , 5/01/47 .......................................... 2,500,000 2,673,000
Sales Tax , Revenue , 2016 C , Refunding , 4% , 6/15/26 ...................... 5,000,000 5,040,300
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC , Revenue , 2021 A , Pre-Refunded , 3.75% ,
12/01/36 ....................................................... 9,970,000 10,180,313
Cedars of Lebanon Affordable LLC , Revenue , 2021 B , Pre-Refunded , 5.75% ,
12/01/36 ....................................................... 780,000 771,758
g
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group , Revenue , 144A, 2020 A ,
Refunding , 4% , 12/01/40 ........................................... 7,565,000 6,245,027
2018 IAVF Timber Oaks & Prairie View Obligated Group , Revenue , 144A, 2020 A ,
Refunding , 4.5% , 12/01/50 ......................................... 34,795,000 27,217,282
496,211,676

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 2.5%
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
$ 10,000,000 $ 7,454,116
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,089,961
Indiana Finance Authority ,
BHI Senior Living Obligated Group , Revenue , 2016 A , 5.25% , 11/15/46 ......... 11,955,000 12,042,074
BHI Senior Living Obligated Group , Revenue , 2018 A , 5% , 11/15/53 ............ 15,000,000 14,549,407
BHI Senior Living Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/41 ... 7,250,000 6,448,752
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/53 ..................... 2,300,000 2,317,871
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 1,650,000 1,665,742
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 6,010,000 6,131,969
Citizens Wastewater of Westfield LLC , Revenue , 2019 A , Refunding , 5% , 10/01/48 16,665,000 17,210,679
CWA Authority, Inc. , Revenue, First Lien , 2012 A , 4% , 10/01/42 ............... 24,690,000 23,961,949
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/43 .. 7,000,000 5,870,710
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/51 .. 3,000,000 2,319,671
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/37 .. 5,000,000 4,567,740
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 5,000,000 4,203,067
Marion County Capital Improvement Board , Revenue , 2015 A , Refunding , 5.25% ,
2/01/37 ........................................................ 10,000,000 10,157,966
Ohio Valley Electric Corp. , Revenue , 2010 B , 2.5% , 11/01/30 ................. 3,925,000 3,491,740
University of Evansville , Revenue , 2022 A , Refunding , 5.25% , 9/01/57 .......... 10,000,000 9,202,306
Indiana Municipal Power Agency ,
Revenue , 2016 A , Refunding , 4% , 1/01/42 ............................... 5,860,000 5,790,800
Revenue , 2016 A , Refunding , 5% , 1/01/42 ............................... 20,000,000 20,272,566
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
6,500,000 6,336,207
Indianapolis Local Public Improvement Bond Bank ,
Revenue , 2017 C , Refunding , 5% , 1/01/40 ............................... 10,000,000 10,420,516
Revenue , 2019 A , 4% , 2/01/44 ........................................ 3,000,000 2,946,554
Revenue , 2019 A , 5% , 2/01/49 ........................................ 30,000,000 31,055,013
Revenue, Senior Lien , 2023 E , 6.125% , 3/01/57 ........................... 2,750,000 2,982,263
214,489,639
Iowa 0.9%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Refunding , 5% , 12/01/50 ............. 9,650,000 10,052,737
Iowa Health System Obligated Group , Revenue , 2018 B , Refunding , 5% , 2/15/48 .. 7,500,000 7,642,213
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 1,400,000 1,361,733
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 3,600,000 3,327,516
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 3,225,000 2,824,632
f
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 4.274% , 5/15/26 ..................................... 8,250,000 7,708,415
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,000,000 2,191,298
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 2,750,000 3,067,322
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 4,120,000 4,493,492
Iowa Tobacco Settlement Authority ,
Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ............................ 20,730,000 18,495,300
Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ........................... 21,765,000 21,448,404
82,613,062
Kansas 0.3%
Wyandotte County-Kansas City Unified Government ,
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/41 ................... 5,000,000 5,070,195
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/46 ................... 16,565,000 16,764,587
21,834,782

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 1.4%
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. $ 2,000,000 $ 1,486,142
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ...
5,000,000 4,796,435
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Pre-Refunded , 5% ,
6/01/37 ......................................................... 2,000,000 2,059,784
County of Carroll ,
Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .............. 3,000,000 2,422,888
f
Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put , 1.55% , 9/01/26 2,000,000 1,842,574
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,513
Fayette County School District Finance Corp. , Fayette County School District ,
Revenue , 2015 D , 5% , 8/01/34 ........................................ 1,985,000 2,002,904
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,543,101
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,555,337
Centre College of Kentucky , Revenue , 2021 , 4% , 6/01/51 .................... 1,350,000 1,193,403
Transylvania University , Revenue , 2019 B , 4% , 3/01/49 ..................... 2,500,000 2,117,551
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/46 ............. 735,000 638,537
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/49 ............. 330,000 279,517
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,679,707
Kentucky Municipal Power Agency ,
Revenue , 2015 A , Refunding , NATL Insured , 5% , 9/01/42 .................... 10,000,000 9,902,096
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/35 .................... 7,750,000 7,792,206
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 8,015,000 8,037,612
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 1,740,168
f
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.764% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 5,000,000 4,890,285
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
55,000 55,056
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , 5% , 4/01/38 ....................................... 2,500,000 2,591,038
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , 2015 A ,
Refunding , 5% , 7/01/33 ............................................. 3,000,000 3,033,395
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,290,019
Louisville and Jefferson County ,
Metropolitan Sewer District , Revenue , 2017 A , 4% , 5/15/48 .................. 2,750,000 2,555,516
Metropolitan Sewer District , Revenue , 2018 A , Refunding , 4% , 5/15/38 .......... 5,000,000 4,924,000
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc. , Revenue , 2015 , Refunding , 5% , 5/01/31 ............ 2,000,000 1,909,038
Bellarmine University, Inc. , Revenue , 2017 A , Refunding , 5% , 5/01/36 .......... 2,715,000 2,474,286
Louisville Gas and Electric Co. , Revenue , 2003 A , Refunding , 2% , 10/01/33 ...... 4,000,000 3,148,268
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
1,910,000 1,911,341
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 5,839,545
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,610,283
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,391,045
University of Kentucky ,
Revenue , 2014 A , 4% , 4/01/44 ........................................ 2,250,000 2,130,654
Revenue , 2018 A , 4% , 10/01/32 ....................................... 3,250,000 3,264,890
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,266,297
122,375,431
Louisiana 2.4%
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 10,000,000 10,092,940

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
City of Shreveport, (continued)
Water & Sewer , Revenue, Junior Lien , 2019 B , AGMC Insured , 4% , 12/01/44 ..... $ 6,535,000 $ 6,261,280
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,077,229
g
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 9,400,000 8,324,877
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 4,880,000 4,255,047
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 2,000,000 1,777,049
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 9,455,000 9,135,485
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 2,110,000 1,853,965
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 5,820,000 5,074,666
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4% , 10/01/43 ... 3,877,088 2,974,165
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.25% , 10/01/48 6,350,000 4,735,762
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.5% , 10/01/53 . 8,000,000 5,971,333
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 5% , 10/01/61 ... 10,000,000 7,873,377
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2017 A , 5% , 7/01/47 .............................................. 10,000,000 10,066,147
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/51 .............................................. 9,000,000 9,022,706
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/56 .............................................. 17,595,000 17,610,784
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 27,500,000 27,838,973
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 3% , 5/15/47 .............................................. 9,925,000 7,618,219
g
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 2,500,000 2,444,184
g
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 14,000,000 13,280,739
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,712,506
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 6,000,000 5,882,225
f
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,170,176
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/44 ........................................ 8,110,000 8,289,287
Revenue , 2020 E , 5% , 4/01/47 ........................................ 10,000,000 10,152,851
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/40 ...................................................... 5,065,000 4,984,518
207,480,490
Maryland 1.4%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2014 C , 5% , 7/01/39 ..................... 10,000,000 10,055,949
Wastewater Utility Fund , Revenue , 2014 C , 5% , 7/01/44 ..................... 10,000,000 10,036,125
Water Utility Fund , Revenue , 2014 A , 5% , 7/01/39 ......................... 9,430,000 9,482,760
Water Utility Fund , Revenue , 2014 A , 5% , 7/01/44 ......................... 5,500,000 5,519,869
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,000,000 880,350
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/56 . 1,415,000 1,400,944
Purple Line Transit Partners LLC , Revenue , 2022 A , 5% , 11/12/28 ............. 10,000,000 10,166,997
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/52 ........... 10,000,000 10,271,344
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 12,500,000 12,573,301
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 23,000,000 18,636,097
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/42 ....... 13,285,000 13,360,431
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 15,465,000 15,726,167

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/33 ............... $ 3,205,000 $ 3,283,416
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/35 ............... 3,455,000 3,249,271
124,643,021
Massachusetts 1.9%
Commonwealth of Massachusetts ,
GO , 2016 G , 4% , 9/01/42 ............................................ 20,000,000 19,637,004
GO , 2018 E , 5.25% , 9/01/43 ......................................... 10,000,000 10,588,980
Transportation Fund , Revenue , 2017 A , 5% , 6/01/47 ....................... 25,055,000 25,726,918
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,490,374
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 10,843,431
Massachusetts Clean Water Trust (The) ,
Revenue , 1999 A , 5.75% , 8/01/29 ..................................... 450,000 454,464
Revenue , 2002 A , 5% , 8/01/32 ........................................ 225,000 225,000
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 15,415,000 14,916,275
Springfield College , Revenue , 2021 A , 4% , 6/01/56 ........................ 3,000,000 2,392,706
g
Waste Management of Massachusetts, Inc. , Revenue , 144A, 2002 , 1.25% , 5/01/27 3,250,000 2,951,796
Worcester Polytechnic Institute , Revenue , 2019 , 5% , 9/01/59 ................. 10,000,000 10,328,543
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,000,000 1,803,267
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,200,000 2,091,007
Revenue, Senior Lien , 2023 B , 4.25% , 7/01/44 ............................ 4,500,000 4,351,027
Massachusetts Port Authority ,
Revenue , 2021 E , 5% , 7/01/51 ........................................ 24,870,000 25,465,995
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/49 .................... 7,500,000 7,618,125
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,217,337
163,102,249
Michigan 0.6%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System , Revenue, Second Lien , 2006
B , NATL Insured , 5% , 7/01/36 ....................................... 10,000 10,009
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 2003 A ,
NATL Insured , 5% , 7/01/34 ......................................... 10,000 10,010
Michigan Finance Authority ,
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/36 ... 1,000,000 1,009,201
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/37 ... 2,000,000 2,002,242
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/38 ... 1,500,000 1,485,617
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/39 ... 250,000 245,545
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/40 ... 2,250,000 2,200,284
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,000,000 3,573,660
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 2,565,000 2,618,210
Michigan State Housing Development Authority , Revenue , 2023 B , Refunding , 5% ,
6/01/54 ......................................................... 3,500,000 3,533,307
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 12,415,000 12,429,254
United Methodist Retirement Communities, Inc. Obligated Group , Revenue , 2019 ,
Refunding , 5% , 11/15/49 ........................................... 7,000,000 5,875,015
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 8,167,971
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AGMC Insured , 5.5% , 12/01/48 ................................. 5,000,000 5,438,038
48,598,363

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.9%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ $ 6,000,000 $ 5,557,959
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,217,870
Mississippi Development Bank ,
City of Jackson Water & Sewer System , Revenue , 2013 , AGMC Insured , 6.875% ,
12/01/40 ....................................................... 3,400,000 3,412,159
g
County of Jackson , Revenue , 144A, 2021 , 3.625% , 11/01/36 ................. 2,800,000 2,567,746
Mississippi Home Corp. ,
g
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 3.5% , 6/01/33 . 584,263 493,689
g
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4% , 6/01/46 .. 1,000,000 739,647
g
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4.5% , 6/01/62 . 17,965,177 13,180,490
g
Patriot Services Group Obligated Group , Revenue , 144A, 2021 B-5 , 5.2% , 6/01/36 5,600,000 4,231,712
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.15% , 6/01/46 .................................................. 3,464,038 2,624,796
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.65% , 6/01/62 .................................................. 5,381,952 4,064,166
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/36 ... 6,350,000 6,429,884
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/46 ... 30,000,000 29,806,329
77,326,447
Missouri 0.6%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2015 A , 4% , 1/01/45 .............. 20,005,000 19,101,972
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 4,000,000 3,875,956
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 5,000,000 5,238,591
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 20,296,754
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,198,630
53,711,903
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ....... 10,000,000 10,184,573
Kalispell Regional Medical Center Obligated Group , Revenue , 2018 B , Refunding ,
5% , 7/01/43 .................................................... 6,440,000 6,480,285
16,664,858
Nebraska 0.6%
f
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 15,000,000 15,660,839
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 12,461,426
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue , 2015 A , Refunding , 5.25% , 2/01/42 ............................. 10,000,000 10,049,268
Revenue , 2016 A , Refunding , 5% , 2/01/49 ............................... 10,000,000 10,101,580
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 .......
7,340,000 7,465,837
55,738,950
Nevada 0.2%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,784,416
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,391,632
13,176,048

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire 0.2%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... $ 2,250,000 $ 2,281,144
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 4,000,000 4,062,202
University System of New Hampshire , Revenue , 2015 , Refunding , 5% , 7/01/45 ... 10,350,000 10,276,876
16,620,222
New Jersey 3.1%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,351,127
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% ,
11/15/62 ........................................................ 4,000,000 4,486,821
New Jersey Economic Development Authority ,
New Jersey Transit Corp. , Revenue , 2020 A , 5% , 11/01/44 ................... 15,000,000 15,554,026
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/52 ................... 10,000,000 10,437,763
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,379,778
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2021 C , Refunding , 3.25% , 12/01/51 ........................... 2,000,000 1,413,107
Revenue, Senior Lien , 2018 A , 4% , 12/01/33 ............................. 845,000 839,083
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 5,245,000 4,991,269
Revenue, Senior Lien , 2023 B , 4% , 12/01/44 ............................. 8,000,000 7,632,053
New Jersey Transportation Trust Fund Authority ,
Revenue , 2009 A , BAM Insured , Zero Cpn., 12/15/39 ....................... 35,000,000 18,151,210
Revenue , 2015 AA , 5% , 6/15/45 ....................................... 15,000,000 15,085,067
Revenue , 2018 A , Refunding , 5% , 12/15/36 .............................. 7,000,000 7,393,830
Revenue , 2019 AA , 5.25% , 6/15/43 .................................... 5,000,000 5,194,722
Revenue , 2020 AA , 5% , 6/15/35 ....................................... 3,000,000 3,281,217
Revenue , 2020 AA , 5% , 6/15/37 ....................................... 5,220,000 5,644,098
Revenue , 2020 AA , 5% , 6/15/38 ....................................... 1,000,000 1,075,641
Revenue , 2020 AA , 5% , 6/15/39 ....................................... 4,240,000 4,538,293
Revenue , 2020 AA , 5% , 6/15/40 ....................................... 2,500,000 2,663,598
Revenue , 2020 AA , 5% , 6/15/45 ....................................... 20,435,000 21,345,870
Revenue , 2020 AA , 4% , 6/15/50 ....................................... 39,000,000 36,188,178
Revenue , 2021 A , Refunding , 5% , 6/15/31 ............................... 7,250,000 8,061,833
Revenue , 2021 A , Refunding , 5% , 6/15/33 ............................... 1,250,000 1,384,468
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 17,000,000 16,051,378
Revenue , 2022 CC , 5.5% , 6/15/50 ..................................... 2,000,000 2,172,685
New Jersey Turnpike Authority , Revenue , 2015 E , 5% , 1/01/45 .................
11,475,000 11,526,912
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
46,290,000 46,746,554
271,590,581
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 17,472,491
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group , Revenue , 2017 A , Refunding ,
5% , 8/01/46 .................................................... 15,000,000 15,298,719
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/33 . 1,000,000 978,376
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/35 . 1,000,000 954,513
34,704,099
New York 8.3%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 1,877,368
City of New York ,
GO , 2002 D , 5.5% , 6/01/24 .......................................... 95,000 95,100

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
City of New York, (continued)
GO , 2018 E-1 , 5% , 3/01/41 .......................................... $ 11,355,000 $ 11,865,438
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,500,000 2,767,480
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 6,000,000 5,786,443
Metropolitan Transportation Authority ,
Revenue , 2015 A-1 , 5% , 11/15/40 ..................................... 7,000,000 7,050,580
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 15,000,000 15,196,174
Revenue , 2016 D , Refunding , 5% , 11/15/31 .............................. 1,180,000 1,220,330
Revenue , 2019 A-2 , 5% , 11/15/45 ..................................... 46,270,000 47,697,462
Revenue , 2020 A-1 , 4% , 11/15/45 ..................................... 10,000,000 9,199,700
Revenue , 2020 A-1 , 5% , 11/15/47 ..................................... 24,300,000 25,231,526
Revenue , 2020 D , 5% , 11/15/44 ....................................... 35,000,000 36,725,531
Revenue , 2020 D , 4% , 11/15/50 ....................................... 20,000,000 18,076,366
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 905,000 842,282
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,725,000 6,262,079
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 5,729,808
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2015 HH , Refunding , 5% , 6/15/39 ........... 15,000,000 15,166,410
Water & Sewer System , Revenue , 2017 CC-1 , Refunding , 5% , 6/15/46 ......... 32,500,000 33,088,910
Water & Sewer System , Revenue , 2019 DD-1 , 5.25% , 6/15/49 ................ 12,000,000 12,570,570
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/38 ...................... 10,000,000 10,171,505
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 11,095,000 11,449,145
Future Tax Secured , Revenue , 2018 C-2 , 5% , 5/01/38 ...................... 11,945,000 12,480,671
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/43 ...................... 19,800,000 19,178,874
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/47 ..................... 10,000,000 9,499,044
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 10,000,000 7,289,024
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 40,000,000 46,085,832
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 24,995,000 29,127,246
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2015 B , 5% , 2/15/40 ......... 20,000,000 20,100,912
State of New York Personal Income Tax , Revenue , 2017 B , Refunding , 5% , 2/15/42 24,410,000 25,212,547
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 4% , 3/15/48 5,000,000 4,780,232
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/43 ................. 10,000,000 10,264,799
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/39 ................. 13,270,000 13,876,962
State of New York Sales Tax , Revenue , 2018 C , Refunding , 5% , 3/15/37 ........ 23,000,000 24,212,247
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 16,000,000 16,636,507
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 60,365,000 62,660,814
State of New York Sales Tax , Revenue , 2018 E , Pre-Refunded , 5% , 3/15/46 ...... 5,000 5,395
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 18,386,004
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 9,000,000 9,069,440
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/44 7,000,000 6,787,099
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/51 12,115,000 11,373,575
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 A , 4% , 3/15/45 ........................................ 36,905,000 35,825,422
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,000,000 5,157,863
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,560,000 5,689,073
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 5,000,000 4,989,017
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 9,360,000 9,670,528
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,437,007
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/33 ............. 7,500,000 8,146,500
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 2,000,000 2,067,951
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 2,500,000 2,611,878

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ...........
$ 13,500,000 $ 12,448,490
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............
10,000,000 9,472,608
726,613,768
North Carolina 0.5%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,347,822
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,228,799
North Carolina Turnpike Authority ,
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/33 ...................... 25,000,000 17,941,252
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/34 ...................... 15,000,000 10,324,622
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/35 ...................... 15,215,000 10,022,788
45,865,283
North Dakota 0.7%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/38 .. 4,600,000 4,209,837
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 .. 3,875,000 3,425,830
Altru Health System Obligated Group , Revenue , 2023 A , AGMC Insured , 5% ,
12/01/53 ....................................................... 2,440,000 2,487,844
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
14,500,000 14,519,865
State Board of Higher Education of the State of North Dakota ,
Revenue , 2019 A , AGMC Insured , 4% , 4/01/44 ............................ 10,000,000 9,576,217
Revenue , 2019 A , AGMC Insured , 4% , 4/01/50 ............................ 9,620,000 8,722,720
University of North Dakota ,
COP , 2018 A , 5% , 4/01/48 ........................................... 5,500,000 5,631,651
COP , 2018 A , 5% , 4/01/57 ........................................... 10,000,000 10,179,926
58,753,890
Ohio 1.9%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 3,915,000 3,606,232
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 5,700,000 5,169,392
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 20,000,000 20,083,850
Prairie State Energy Campus , Revenue , 2019 C , Refunding , 4% , 2/15/39 ........ 18,795,000 18,841,811
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 4,017,272
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,661,481
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,252,814
County of Franklin , Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% ,
7/01/40 ......................................................... 10,410,000 8,643,399
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2023 A , 5.75% , 1/01/53 ... 4,530,000 4,644,481
UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 ................... 7,500,000 7,190,744
Northeast Ohio Regional Sewer District , Revenue , 2017 , Refunding , 4% , 11/15/38 ..
10,000,000 10,069,285
Ohio Higher Educational Facility Commission ,
Case Western Reserve University , Revenue , 2021 A , Refunding , 4% , 12/01/44 .... 6,815,000 6,620,223
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,350,000 1,285,574
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,185,000 1,102,139
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,530,000 2,279,358
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 40,694,644

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , 4% , 1/01/46 .. $ 10,000,000 $ 9,465,197
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 640,000 586,045
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/40 855,000 773,959
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 10,309,773
169,297,673
Oklahoma 0.3%
Edmond Public Works Authority ,
Revenue , 2017 , 5% , 7/01/42 ......................................... 4,000,000 4,117,098
Revenue , 2017 , 5% , 7/01/47 ......................................... 4,500,000 4,594,433
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 3,420,170
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ...................
6,000,000 6,561,397
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 .............
4,000,000 3,840,816
22,533,914
Oregon 1.1%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 11,573,415
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
10,000,000 10,377,533
Port of Portland ,
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 2,450,000 2,506,592
Airport , Revenue , 27 A , 5% , 7/01/38 .................................... 10,000,000 10,499,940
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,000,000 10,267,392
Airport , Revenue , 28 , 5% , 7/01/52 ..................................... 13,755,000 14,141,598
Airport , Revenue , 29 , 5.5% , 7/01/48 .................................... 18,500,000 20,019,266
State of Oregon ,
Housing & Community Services Department , Revenue , 2018 A , 3.6% , 1/01/33 .... 5,080,000 4,912,332
Housing & Community Services Department , Revenue , 2018 D , 3.8% , 7/01/34 .... 4,695,000 4,625,667
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , Zero Cpn., 6/15/42 ....................................... 5,900,000 2,479,541
GO , 2018 A , Zero Cpn., 6/15/43 ....................................... 5,500,000 2,178,870
93,582,146
Pennsylvania 1.5%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 4,999,705
Allentown Commercial and Industrial Development Authority , Lincoln Leadership
Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ..................... 1,600,000 1,626,484
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 4,596,671
g
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 10,000,000 9,824,895
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,573,767
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ........ 395,000 375,783
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 ........ 345,000 306,780
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 3,300,000 2,404,554
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/52 .... 13,785,000 10,856,629
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 3,830,218
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 555,378
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,000,000 1,015,571

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Montgomery County Industrial Development Authority, (continued)
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/48 ....................................................... $ 9,000,000 $ 8,477,860
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Department of Transportation , Revenue , 2022 ,
5.25% , 6/30/53 .................................................. 4,000,000 4,153,538
Commonwealth of Pennsylvania Department of Transportation , Revenue , 2022 , 6% ,
6/30/61 ........................................................ 5,020,000 5,515,797
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 1,000,000 1,011,839
UPMC Obligated Group , Revenue , 2022 A , Refunding , 4% , 2/15/40 ............ 5,240,000 5,113,369
Pennsylvania Housing Finance Agency ,
Revenue , 2022-139 A , Refunding , 4% , 10/01/37 ........................... 9,100,000 8,853,317
Revenue , 2023-143 A , 5.45% , 4/01/51 .................................. 10,000,000 10,361,881
Pennsylvania Turnpike Commission ,
Revenue , 2020 B , 5% , 12/01/50 ....................................... 8,000,000 8,395,452
Revenue , 2023 A , Refunding , 5% , 12/01/53 .............................. 7,585,000 7,972,251
Philadelphia Gas Works Co. , Revenue , 16th A , AGMC Insured , 4% , 8/01/45 .......
4,000,000 3,845,818
School District of Philadelphia (The) ,
GO , 2016 F , Refunding , 5% , 9/01/33 ................................... 6,415,000 6,509,323
GO , 2016 F , Refunding , 5% , 9/01/36 ................................... 4,090,000 4,145,608
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,271,636
129,594,124
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 5,515,883
Rhode Island Housing & Mortgage Finance Corp. ,
Revenue , 10 A , 6.5% , 4/01/27 ........................................ 130,000 130,243
Revenue , 15 A , 6.85% , 10/01/24 ...................................... 50,000 50,090
Rhode Island Student Loan Authority ,
Revenue, Senior Lien , 2021 A , 5% , 12/01/27 ............................. 1,000,000 1,034,688
Revenue, Senior Lien , 2021 A , 5% , 12/01/29 ............................. 2,025,000 2,147,510
Revenue, Senior Lien , 2024 A , 4.125% , 12/01/43 .......................... 2,700,000 2,544,855
11,423,269
South Carolina 1.9%
County of Greenwood , Self Regional Healthcare , Revenue , 2017 , Refunding , 4% ,
10/01/37 ........................................................ 8,465,000 8,505,780
g
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,011,461
f
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,522,898
South Carolina Jobs-Economic Development Authority ,
g
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 23,510,000 19,845,165
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 22,470,000 18,967,284
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-2 , 4.75% , 12/01/26 ........... 2,115,000 1,973,565
g
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 17,900,000 13,618,947
g
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 32,000,000 22,428,272
g
FAH Pelham LLC , Revenue , 144A, 2023 A-1 , I , 6.5% , 2/01/56 ................ 24,865,000 24,484,202
g
FAH Pelham LLC , Revenue , 144A, 2023 A-2 , I , 10% , 8/01/39 ................. 770,000 703,198
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/48 ...... 25,000,000 25,206,480
South Carolina Ports Authority ,
Revenue , 2018 , 5% , 7/01/48 ......................................... 10,000,000 10,066,346
Revenue , 2018 , 5% , 7/01/55 ......................................... 10,400,000 10,409,955
167,743,553

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority ,
Revenue , 2015 A , Refunding , 5% , 8/01/38 ............................... $ 3,475,000 $ 3,514,356
Avera Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ......... 10,000,000 9,440,393
Avera Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/46 ......... 15,000,000 14,907,993
Monument Health Obligated Group , Revenue , 2017 , 4% , 9/01/37 .............. 10,920,000 10,971,886
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 5,583,379
44,418,007
Tennessee 3.7%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,006,855
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 2,781,605
City of Germantown ,
GO , 2017 , 4% , 8/01/43 ............................................. 2,330,000 2,301,506
GO , 2017 , 4% , 8/01/45 ............................................. 2,525,000 2,490,233
City of Jackson ,
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 5% , 4/01/36 ...... 3,885,000 3,909,440
West Tennessee Healthcare Obligated Group , Revenue , 2015 , Pre-Refunded , 5% ,
4/01/36 ........................................................ 115,000 116,017
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 4% , 4/01/41 ...... 24,265,000 22,584,862
West Tennessee Healthcare Obligated Group , Revenue , 2015 , Pre-Refunded , 4% ,
4/01/41 ........................................................ 735,000 734,977
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , 5% , 4/01/41 .... 2,255,000 2,305,683
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , Pre-Refunded , 5% ,
4/01/41 ........................................................ 115,000 123,160
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 4,935,643
City of Memphis ,
Electric System , Revenue , 2020 A , 3% , 12/01/42 .......................... 2,470,000 2,016,361
Gas , Revenue , 2020 , 3% , 12/01/42 .................................... 1,000,000 816,341
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,341,848
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,634,115
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,775,835
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 4,855,243
Harpeth Valley Utilities District of Davidson and Williamson Counties , Revenue , 2014 ,
5% , 9/01/44 ...................................................... 4,400,000 4,408,756
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,794,919
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 3,813,386
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 .... 18,000,000 18,243,130
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/47 .... 22,815,000 23,029,292
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 2,900,000 3,115,071
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 4,750,000 5,072,846
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/64 ........................................................ 3,735,000 3,850,408
University Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 9/01/47 3,000,000 2,844,008
University Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 4/01/36 2,250,000 2,279,207
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 756,832
Memphis-Shelby County Airport Authority ,
Revenue , 2018 , 5% , 7/01/47 ......................................... 11,000,000 11,088,099
Revenue , 2021 A , 5% , 7/01/45 ........................................ 12,235,000 12,592,275
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/45 ....... 3,500,000 2,650,267

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board, (continued)
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 ....... $ 9,015,000 $ 6,302,526
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/41 ............... 1,050,000 898,309
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 ............... 6,860,000 5,352,972
Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/46 ........................................................ 5,000,000 5,033,702
Metropolitan Government of Nashville & Davidson County , Electric , Revenue , 2014 A ,
Refunding , 5% , 5/15/39 ............................................. 4,000,000 4,001,294
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/44 ........................................ 20,000,000 20,583,430
Revenue , 2019 B , 4% , 7/01/49 ........................................ 3,000,000 2,711,566
Revenue , 2019 B , 5% , 7/01/49 ........................................ 17,475,000 17,796,568
Revenue , 2022 B , 5.25% , 7/01/47 ..................................... 10,000,000 10,595,489
Revenue , 2022 B , 5.5% , 7/01/52 ...................................... 2,500,000 2,670,385
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 4,000,000 4,123,779
Rhodes College , Revenue , 2015 , 5% , 8/01/45 ............................ 1,700,000 1,704,568
Rhodes College , Revenue , 2017 , Refunding , 4% , 8/01/40 ................... 2,000,000 1,962,559
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,714,194
f
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 57,837,026
Tennessee Housing Development Agency ,
Revenue , 2013-1 C , 4% , 7/01/43 ...................................... 805,000 748,967
Revenue , 2017-3 , 3.65% , 7/01/47 ..................................... 610,000 526,007
Revenue , 2018-2 , Refunding , 3.85% , 7/01/42 ............................. 1,005,000 907,975
Revenue , 2018-4 , Refunding , 4% , 7/01/43 ............................... 5,745,000 5,380,526
Revenue , 2023-3 A , 5.4% , 7/01/53 ..................................... 6,000,000 6,221,579
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,000,573
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,561,958
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 774,380
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 945,310
320,623,862
Texas 10.1%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,313,356
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 10,700,000 10,975,102
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 7,115,309
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 ..................
6,000,000 6,496,229
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 9,383,640
Central Texas Turnpike System ,
Revenue , 2015 C , Refunding , 5% , 8/15/37 ............................... 5,000,000 5,008,379
Revenue , 2015 C , Refunding , 5% , 8/15/42 ............................... 36,750,000 36,772,561
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 19,065,752
City of Austin ,
Electric Utility , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................... 10,000,000 10,123,372
g
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.625% , 11/01/39 ............................ 1,405,000 1,317,762
g
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.75% , 11/01/48 ............................. 2,450,000 2,223,818
g
City of Celina , Sutton Fields II Public Improvement District , Special Assessment , 144A,
2019 , 4.25% , 9/01/49 ............................................... 3,065,000 2,562,114
City of Corpus Christi ,
Utility System , Revenue , 2023 , Refunding , 4% , 7/15/48 ..................... 9,000,000 8,652,119

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Corpus Christi, (continued)
Utility System , Revenue, Junior Lien , 2015 A , 5% , 7/15/40 ................... $ 13,200,000 $ 13,346,278
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 18,444,039
g
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,040,000 17,693,558
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AGMC
Insured , 5.25% , 7/01/48 ............................................. 5,000,000 5,313,314
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,481,821
City of Leander ,
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/38 .................................................. 1,275,000 1,014,609
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/44 .................................................. 1,460,000 1,061,259
g
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5% , 9/01/43 ........................................... 816,000 793,381
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5.125% , 9/01/52 ....................................... 373,000 357,173
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................
3,500,000 3,257,648
g
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,262,448
g
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2017 , 5% , 9/15/48 ................................ 2,700,000 2,550,094
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.375% , 9/15/39 ............................. 610,000 555,788
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.5% , 9/15/48 ............................... 1,260,000 1,097,636
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 4% , 8/15/42 2,150,000 2,102,783
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/47 11,500,000 12,208,124
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/53 ... 5,500,000 5,329,849
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........
3,345,000 3,237,084
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,607,498
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/32 .... 90,000 99,634
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/33 .... 100,000 110,544
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/34 .... 100,000 111,107
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/35 .... 85,000 94,046
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/36 .... 85,000 93,415
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/41 .... 600,000 582,318
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/46 .... 700,000 640,741
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/50 .... 650,000 578,666
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 ....
7,500,000 8,066,749
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 7,194,956
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 15,137,142
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 20,262,444
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,822,813
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,785,435
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 30,183,315
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding ,
AGMC Insured , 3.125% , 11/15/56 ..................................... 5,000,000 3,522,132
Harris-Waller Counties Municipal Utility District No. 4 ,
GO , 2022 , 5% , 11/01/34 ............................................. 795,000 806,117

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris-Waller Counties Municipal Utility District No. 4, (continued)
GO , 2022 , 5% , 11/01/38 ............................................. $ 840,000 $ 821,404
GO , 2022 , 5.25% , 11/01/41 .......................................... 1,435,000 1,409,500
GO , 2022 , 5.5% , 11/01/44 ........................................... 2,010,000 1,999,616
GO , 2022 , 5.5% , 11/01/48 ........................................... 5,445,000 5,280,868
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 ..
5,500,000 5,300,764
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 .......
10,000,000 10,270,704
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2.375% , 9/01/31 .......................................... 165,000 137,342
GO , 2021 , 2.375% , 9/01/32 .......................................... 170,000 138,820
GO , 2021 , 2.375% , 9/01/33 .......................................... 170,000 136,441
GO , 2021 , 2.5% , 9/01/34 ............................................ 180,000 142,916
GO , 2021 , 2.5% , 9/01/36 ............................................ 370,000 277,440
GO , 2021 , 2.625% , 9/01/38 .......................................... 385,000 271,063
GO , 2021 , 3% , 9/01/41 ............................................. 375,000 267,411
GO , 2021 , 3% , 9/01/46 ............................................. 750,000 491,346
GO , 2021 , 3% , 9/01/51 ............................................. 1,265,000 778,645
g
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,546,779 9,517,467
Lamar Consolidated Independent School District ,
GO , 2018 , PSF Guaranty , 5% , 2/15/43 .................................. 6,800,000 7,007,624
GO , 2023 , 4% , 2/15/53 ............................................. 5,000,000 4,592,131
GO , 2023 A , PSF Guaranty , 5% , 2/15/58 ................................ 7,000,000 7,379,870
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 14,797,380
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 ..
15,000,000 14,052,133
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC , Revenue , 2016 A-1 , 5% , 4/01/46 ........ 6,000,000 6,068,880
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 10,000,000 9,275,000
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 5,650,000 5,419,431
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 11,470,000 10,225,881
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/54 ....................................................... 230,000 201,124
Westminster Manor , Revenue , 2021 , 4% , 11/01/49 ......................... 14,400,000 12,374,714
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,225,395
North Harris County Regional Water Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/15/46 ..................................................... 18,460,000 18,795,841
North Texas Tollway Authority ,
North Texas Tollway System , Revenue , 2015 A , Refunding , 5% , 1/01/35 ......... 10,000,000 10,065,444
North Texas Tollway System , Revenue , 2015 A , Refunding , 5% , 1/01/38 ......... 10,000,000 10,044,988
North Texas Tollway System , Revenue, First Tier , 2017 A , Refunding , 5% , 1/01/43 . 10,000,000 10,351,319
North Texas Tollway System , Revenue, First Tier , I , Pre-Refunded , 6.5% , 1/01/43 .. 25,000,000 25,465,405
North Texas Tollway System , Revenue, Second Tier , 2017 B , Refunding , 5% , 1/01/48 5,000,000 5,070,779
North Texas Tollway System , Revenue, Second Tier , 2018 , Refunding , 5% , 1/01/48 25,250,000 25,817,438
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/37 .... 7,500,000 3,720,937
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/43 .... 7,500,000 2,371,530
Special Projects System , Revenue , 2011 C , Pre-Refunded , 6.75% , 9/01/45 ...... 25,000,000 30,689,680
Northwest Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .....
7,000,000 6,695,838
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,023,974
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/46 ...... 13,705,000 11,244,451
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 3,765,000 2,957,632
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 1,035,000 799,320

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... $ 36,500,000 $ 33,852,553
San Jacinto River Authority ,
Revenue , 2011 , AGMC Insured , 5% , 10/01/32 ............................ 5,000,000 5,000,773
Revenue , 2011 , AGMC Insured , 5% , 10/01/37 ............................ 3,000,000 2,912,937
Sherman Independent School District , GO , 2023 B , PSF Guaranty , 5% , 2/15/53 ....
5,000,000 5,295,426
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group , Revenue , 2018 B , 5% , 7/01/43 ........... 10,000,000 10,322,008
CHRISTUS Health Obligated Group , Revenue , 2022 A , 4% , 7/01/53 ............ 3,100,000 2,795,546
CHRISTUS Health Obligated Group , Revenue , 2022 A , 5% , 7/01/53 ............ 15,000,000 15,366,841
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 15,165,000 15,430,395
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group , Revenue , 1994 , FGIC Insured , ETM, 6% ,
9/01/24 ........................................................ 935,000 941,173
Texas Department of Housing & Community Affairs ,
Revenue , 2023 A , GNMA Insured , 5.25% , 1/01/53 ......................... 14,000,000 14,376,810
Revenue , 2024 A , GNMA Insured , 5.125% , 1/01/54 ........................ 3,000,000 3,069,632
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/29 ................................ 12,715,000 13,183,582
Revenue , 2021 , Refunding , 5% , 12/15/32 ................................ 10,350,000 10,900,355
f
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 14,344,014
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,440,113
Texas Transportation Commission ,
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/48 ...... 6,250,000 1,812,700
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/49 ...... 5,000,000 1,367,345
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/50 ...... 5,500,000 1,418,091
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas , Revenue , 2018 B , 4% ,
10/15/43 ....................................................... 25,000,000 24,467,608
State Water Implementation Revenue Fund for Texas , Revenue , 2019 A , 4% ,
10/15/49 ....................................................... 20,000,000 18,912,422
State Water Implementation Revenue Fund for Texas , Revenue , 2022 , 5% , 10/15/47 16,050,000 17,131,083
g
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.125% , 9/01/41 ....................................... 708,000 512,834
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/01/47 ........................................... 831,000 675,173
Town of Ponder ,
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/45 500,000 475,359
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/47 865,000 818,671
Viridian Municipal Management District , GO , 2023 , AGMC Insured , 5% , 12/01/49 ...
1,000,000 1,006,149
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,715,942
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 3% , 8/15/41 ..................................... 790,000 594,133
GO, Sub. Lien , 2021 , 3% , 8/15/45 ..................................... 615,000 433,531
GO, Sub. Lien , 2021 , 3% , 8/15/51 ..................................... 1,570,000 1,031,049
GO, Sub. Lien , 2022 , 5.625% , 8/15/52 .................................. 1,065,000 1,071,193
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........
23,445,000 24,594,912
882,061,710
Utah 1.1%
Central Utah Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/38
10,000,000 10,033,597
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ......................
6,840,000 6,407,738

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
City of Salt Lake City ,
Airport , Revenue , 2018 A , 5% , 7/01/48 .................................. $ 25,110,000 $ 25,427,722
Airport , Revenue , 2021 A , 5% , 7/01/51 .................................. 10,000,000 10,178,551
Airport , Revenue , 2023 A , 5.25% , 7/01/53 ............................... 10,000,000 10,501,980
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 5,962,003
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 10,332,444
Utah Infrastructure Agency ,
Revenue , 2021 , 3% , 10/15/26 ........................................ 550,000 529,107
Revenue , 2021 , 4% , 10/15/28 ........................................ 350,000 343,173
Revenue , 2021 , 4% , 10/15/32 ........................................ 540,000 523,602
Revenue , 2021 , 4% , 10/15/38 ........................................ 500,000 452,026
Revenue , 2021 , 4% , 10/15/41 ........................................ 1,450,000 1,252,201
Revenue , 2021 , 3% , 10/15/45 ........................................ 2,000,000 1,348,202
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,214,919
Revenue , 2022 , 5% , 10/15/46 ........................................ 3,650,000 3,498,808
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 10,221,336
98,227,409
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College , Revenue , 2020 , Refunding , 5% , 11/01/49 4,000,000 4,148,322
University of Vermont Health Network Obligated Group , Revenue , 2016 A ,
Refunding , 5% , 12/01/36 ........................................... 5,000,000 5,087,677
9,235,999
Virginia 0.6%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,152,648
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2020 A , 5% , 7/01/60 ................................................ 19,000,000 19,814,306
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43
11,120,000 11,396,865
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,008
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/52 3,730,000 3,744,713
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,270,000 6,277,243
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/39 ........................................................ 5,520,000 5,347,837
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 4,000,000 3,465,850
52,269,470
Washington 2.7%
f
Align Capital Trust , Revenue , 2020-4 A , Mandatory Put , 3.75% , 1/01/26 .......... 10,139,330 9,851,476
Central Puget Sound Regional Transit Authority , Sales Motor Vehicle & Rental Car Tax ,
Revenue , 2021 S-1 , Refunding , 4% , 11/01/46 ............................. 20,000,000 19,277,326
City of Seattle ,
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/36 ............ 15,000,000 15,223,886
Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 ..................... 10,855,000 10,740,281
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
34,480,000 33,240,392
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 .........
4,500,000 4,448,200
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,003
Port of Seattle ,
Revenue , 2018 A , 5% , 5/01/38 ........................................ 15,000,000 15,269,509
Revenue , 2019 , 4% , 4/01/44 ......................................... 4,000,000 3,677,852
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 .......
3,050,000 3,202,154
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 30,196,407

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/45 ........................................................ $ 2,610,000 $ 2,398,143
g
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/29 ....................................................... 250,000 265,254
g
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/33 ....................................................... 250,000 269,366
g
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/34 ....................................................... 300,000 276,064
g
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/45 ....................................................... 1,200,000 1,100,380
g
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/48 ....................................................... 910,000 812,948
Multicare Health System Obligated Group , Revenue , 2017 B , Refunding , 4% , 8/15/41 25,000,000 23,525,070
Providence St. Joseph Health Obligated Group , Revenue , 2012 A , 5% , 10/01/42 .. 10,175,000 10,175,951
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Refunding , 5% ,
10/01/38 ....................................................... 8,000,000 7,804,634
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Pre-Refunded ,
5% , 10/01/41 ................................................... 315,000 316,254
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,485,976
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 13,939,856
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 21,046,796 19,148,400
g
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 2,965,000 2,500,594
g
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 7,625,000 8,223,348
239,374,724
West Virginia 0.7%
f
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,068,628
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% ,
1/01/43 ........................................................ 13,250,000 12,479,008
Vandalia Health, Inc. Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/38 . 3,040,000 3,082,854
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6% , 9/01/53 . 3,000,000 3,343,833
West Virginia United Health System Obligated Group , Revenue , 2017 A , 5% , 6/01/47 7,000,000 7,118,104
West Virginia United Health System Obligated Group , Revenue , 2018 A , 5% , 6/01/52 20,700,000 20,947,090
West Virginia Water Development Authority ,
Revenue , 2016 A , Refunding , 5% , 10/01/36 .............................. 5,000,000 5,125,884
Revenue , 2016 A , Refunding , 5% , 10/01/45 .............................. 5,435,000 5,500,562
63,665,963
Wisconsin 4.1%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 25,000,000 26,862,252
g
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 21,085,631 16,896,496
2017 IAVF Rubix LLC , Revenue , 2020 A , 4.25% , 12/01/50 ................... 3,750,000 2,912,292
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 5% ,
11/15/41 ....................................................... 1,205,000 1,244,970
g
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 39,000,000 32,352,766
Blue Ridge Healthcare Obligated Group , Revenue , 2020 A , Refunding , 3% , 1/01/50 2,185,000 1,564,102
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 10,000,000 9,570,670
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/41 .......... 1,000,000 850,735
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/61 .......... 10,000,000 7,216,779

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
g
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ $ 10,000,000 $ 10,012,481
f
Duke Energy Progress LLC , Revenue , 2022 B , Refunding , Mandatory Put , 4% ,
10/01/30 ....................................................... 2,200,000 2,190,443
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.5% , 7/01/52 ...... 5,000,000 5,347,821
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.625% , 7/01/55 .... 6,620,000 7,141,312
g
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 22,945,000 22,962,684
g
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 26,905,000 27,952,420
g
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 24,375,000 20,570,896
g
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 22,565,000 22,829,317
g
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 B , 7.5% , 12/01/29 ..... 2,645,000 2,610,747
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 730,000 601,604
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 3/31/56 ................. 30,185,000 24,322,563
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/39 ............................................ 4,755,000 3,825,127
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/46 ............................................ 11,980,000 8,811,111
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/41 ............ 1,280,000 1,079,042
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/51 ............ 10,000 7,563
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/61 ............ 6,000,000 4,309,765
Triad Math & Science Academy Co. , Revenue , 2022 , 5.25% , 6/15/52 ........... 1,610,000 1,485,188
Triad Math & Science Academy Co. , Revenue , 2022 , 5.375% , 6/15/57 .......... 1,550,000 1,446,432
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 5,075,000 3,976,210
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/51 ....... 5,705,000 4,207,541
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/56 ....... 2,250,000 1,611,261
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/41 ........................................... 1,010,000 942,499
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/51 ........................................... 2,185,000 1,869,491
f,g
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-2 , Mandatory Put ,
4% , 12/01/35 ................................................... 29,600,000 25,159,446
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 20,000,000 7,041,530
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/42 ........................................................ 15,000,000 14,379,152
Marshfield Clinic Health System Obligated Group , Revenue , 2017 C , Refunding , 5% ,
2/15/47 ........................................................ 20,000,000 19,354,350
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/47 .................................................... 5,200,000 3,315,939
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 1,400,000 809,913
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/36 ........................................................ 530,000 481,977
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/41 ........................................................ 510,000 434,268
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/45 ........................................................ 475,000 380,447
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/36 ........................................................ 775,000 704,778
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/41 ........................................................ 770,000 655,660
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/45 ........................................................ 650,000 520,611
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/46 ...... 895,000 703,340
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/51 ...... 1,335,000 988,613

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/55 ...... $ 1,760,000 $ 1,267,423
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/59 .... 1,940,000 1,953,284
357,735,311
U.S. Territories 2.8%
District of Columbia 2.0%
District of Columbia ,
Revenue , 2006 B-1 , BHAC, FGIC Insured , 5% , 2/01/25 ..................... 7,000,000 7,005,940
Revenue , 2006 B-1 , BHAC, FGIC Insured , 5% , 2/01/26 ..................... 8,810,000 8,817,342
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/42 .......... 20,535,000 20,864,129
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/47 .......... 25,110,000 25,289,554
Catholic University of America (The) , Revenue , 2018 , Refunding , 5% , 10/01/43 ... 4,000,000 4,070,580
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 1,000,000 999,649
International School Obligated Group , Revenue , 2019 , 5% , 7/01/54 ............ 1,905,000 1,874,987
Water & Sewer Authority , Revenue, Senior Lien , 2018 A , 5% , 10/01/49 .......... 25,000,000 25,865,155
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/48 ....................... 10,275,000 10,428,694
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/49 ....................... 10,000,000 10,207,636
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/53 ..................... 6,000,000 6,298,163
Dulles Toll Road , Revenue, Second Lien , 2009 C , Pre-Refunded , AGMC Insured ,
6.5% , 10/01/41 .................................................. 25,000,000 26,838,898
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/49 ........ 13,555,000 12,377,294
Washington Metropolitan Area Transit Authority , Dedicated , Revenue , 2021 A , 4% ,
7/15/43 ......................................................... 12,775,000 12,422,580
173,360,601
Puerto Rico 0.8%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/34 .................................... 458,954 460,483
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 2,305,353 2,315,164
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 11,899,431 11,642,653
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 2,238,588 2,248,115
Revenue , 2007 N , 5.25% , 7/01/39 ..................................... 85,547 86,022
Puerto Rico Electric Power Authority ,
j
Revenue , 2013 A , 5% , 7/01/42 ........................................ 18,925,000 5,015,125
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 5,780,000 5,691,489
j
Revenue , XX , 5.25% , 7/01/40 ........................................ 15,000,000 3,975,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 317,172 311,976
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,419,017 2,374,532
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 27,576,000 27,579,251
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 5,593,000 5,485,568
67,185,378
Total U.S. Territories .................................................................... 240,545,979
Total Municipal Bonds (Cost $ 8,797,995,931 ) ...................................
8,543,584,061

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 1,723,393 $ 1,378,715
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
1,378,715
Total Long Term Investments (Cost $ 8,858,572,762 ) .............................
8,603,930,461
a
a a a a
Short Term Investments 0.7%
Principal
Amount
Municipal Bonds 0.7%
Massachusetts 0.0%
†
k
Massachusetts Health & Educational Facilities Authority , Baystate Total Home Care,
Inc. , Revenue , 2009 K-1 , LOC TD Bank NA , Daily VRDN and Put , 3.75% , 7/01/39 . $ 1,100,000 1,100,000
Minnesota 0.0%
†
k
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.85% , 11/15/48 .... 1,730,000 1,730,000
New York 0.4%
k
City of New York ,
GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.8% , 6/01/44 1,600,000 1,600,000
GO , 2020 B-3 , Daily VRDN and Put , 3.9% , 10/01/46 ....................... 18,835,000 18,835,000
k
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 3.9% ,
6/15/33 ........................................................ 8,470,000 8,470,000
Water & Sewer System , Revenue , BB-1 A , SPA State Street Bank & Trust Co. , Daily
VRDN and Put , 3.8% , 6/15/49 ....................................... 600,000 600,000
29,505,000
North Carolina 0.0%
†
k
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 E , AGMC Insured , LOC TD Bank NA ,
Daily VRDN and Put , 3.75% , 1/15/44 ................................. 300,000 300,000
Atrium Health Obligated Group , Revenue , 2018 H , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.7% , 1/15/48 .................................. 260,000 260,000
560,000
Oregon 0.1%
k
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 3.7% , 8/01/34 .................................. 7,400,000 7,400,000
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 3.75% , 8/01/34 ................................. 395,000 395,000
7,795,000
Pennsylvania 0.2%
k
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 3.85% , 9/01/45 .............. 15,335,000 15,335,000
k
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 3.8% , 6/01/35 2,200,000 2,200,000
17,535,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Wisconsin 0.0%
†
k
Wisconsin Health & Educational Facilities Authority , Froedtert Health, Inc. Obligated
Group , Revenue , 2021 A , Refunding , Daily VRDN and Put , 3.8% , 4/01/35 ....... $ 300,000 $ 300,000
Total Municipal Bonds (Cost $ 58,525,000 ) ......................................
58,525,000
Total Short Term Investments (Cost $ 58,525,000 ) ................................
58,525,000
a
Total Investments (Cost $ 8,917,097,762 ) 99.5% ..................................
$8,662,455,461
Other Assets, less Liabilities 0.5% .............................................
47,553,827
Net Assets 100.0% ...........................................................
$8,710,009,288
See Abbreviations on page 59 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
See Note 1(c) regarding senior floating rate interests.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
The maturity date shown represents the mandatory put date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $896,508,372, representing 10.3% of net assets.
h
The coupon rate shown represents the rate at period end.
i
Security purchased on a when-issued basis. See Note 1(b).
j
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
k
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $8,914,842,029
Cost - Non-controlled affiliates (Note 3f) ........................................................ 2,255,733
Value - Unaffiliated issuers .................................................................. $8,660,491,698
Value - Non-controlled affiliates (Note 3f) ........................................................ 1,963,763
Cash .................................................................................... 314,191
Receivables:
Investment securities sold ................................................................... 5,043,441
Capital shares sold ........................................................................ 3,237,856
Interest ................................................................................. 114,485,370
Unrealized appreciation on unfunded commitments (Note 1b) .......................................... 909,503
Total assets .......................................................................... 8,786,445,822
Liabilities:
Payables:
Investment securities purchased .............................................................. 52,011,500
Capital shares redeemed ................................................................... 15,930,104
Management fees ......................................................................... 3,299,645
Distribution fees .......................................................................... 884,508
Transfer agent fees ........................................................................ 1,241,829
Trustees' fees and expenses ................................................................. 281
Distributions to shareholders ................................................................. 2,118,697
Accrued expenses and other liabilities ........................................................... 949,970
Total liabilities ......................................................................... 76,436,534
Net assets, at value ................................................................. $8,710,009,288
Net assets consist of:
Paid-in capital ............................................................................. $9,757,852,294
Total distributable earnings (losses) ............................................................. (1,047,843,006)
Net assets, at value ................................................................. $8,710,009,288

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $1,968,263,897
Shares outstanding ........................................................................ 184,611,285
Net asset value per share
a,b
.................................................................. $10.66
Maximum offering price per share (net asset value per share ÷ 96.25% )
b
................................ $11.08
Class A1:
Net assets, at value ....................................................................... $4,601,264,866
Shares outstanding ........................................................................ 431,549,454
Net asset value per share
a,b
.................................................................. $10.66
Maximum offering price per share (net asset value per share ÷ 96.25% )
b
................................ $11.08
Class C:
Net assets, at value ....................................................................... $180,671,971
Shares outstanding ........................................................................ 16,958,504
Net asset value and maximum offering price per share
a,b
............................................ $10.65
Class R6:
Net assets, at value ....................................................................... $824,024,271
Shares outstanding ........................................................................ 77,214,737
Net asset value and maximum offering price per share
b
............................................. $10.67
Advisor Class:
Net assets, at value ....................................................................... $1,135,784,283
Shares outstanding ........................................................................ 106,403,967
Net asset value and maximum offering price per share
b
............................................. $10.67
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended April 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) ............................................................. $70,695
Interest:
Unaffiliated issuers ........................................................................ 383,386,732
Total investment income ................................................................... 383,457,427
Expenses:
Management fees (Note 3 a ) ................................................................... 40,235,027
Distribution fees: (Note 3c )
    Class A ................................................................................ 4,853,650
    Class A1 ............................................................................... 4,865,211
    Class C ................................................................................ 1,361,483
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,193,201
    Class A1 ............................................................................... 2,998,328
    Class C ................................................................................ 129,503
    Class R6 ............................................................................... 149,893
    Advisor Class ............................................................................ 662,389
Custodian fees (Note 4) ...................................................................... 48,879
Reports to shareholders fees .................................................................. 263,626
Registration and filing fees .................................................................... 396,898
Professional fees ........................................................................... 744,549
Trustees' fees and expenses .................................................................. 108,667
Other .................................................................................... 608,021
Total expenses ......................................................................... 58,619,325
Expense reductions (Note 4) ............................................................... (49,329)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (5,851)
Net expenses ......................................................................... 58,564,145
Net investment income ................................................................ 324,893,282
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (79,852,503)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 11,504,138
Non-controlled affiliates (Note 3f) ............................................................ (17,447)
Unfunded commitment s (Note 1b) ............................................................. 909,503
Net change in unrealized appreciation (depreciation) ............................................ 12,396,194
Net realized and unrealized gain (loss) ............................................................ (67,456,309)
Net increase (decrease) in net assets resulting from operations .......................................... $257,436,973

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Federal Tax-Free Income Fund
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $324,893,282 $322,075,585
Net realized gain (loss) ................................................. (79,852,503) (202,703,894)
Net change in unrealized appreciation (depreciation) ........................... 12,396,194 (53,053,291)
Net increase (decrease) in net assets resulting from operations ................ 257,436,973 66,318,400
Distributions to shareholders:
Class A ............................................................. (66,879,650) (59,671,683)
Class A1 ............................................................ (174,734,353) (185,449,220)
Class C ............................................................. (6,366,664) (7,860,346)
Class R6 ............................................................ (31,965,222) (27,609,822)
Advisor Class ........................................................ (39,920,179) (38,577,120)
Total distributions to shareholders .......................................... (319,866,068) (319,168,191)
Capital share transactions: (Note 2 )
Class A ............................................................. 40,419,438 67,070,974
Class A1 ............................................................ (580,112,407) (892,032,423)
Class C ............................................................. (64,109,971) (85,671,860)
Class R6 ............................................................ (113,909,215) 207,653,888
Advisor Class ........................................................ 136,583,996 (350,007,043)
Total capital share transactions ............................................ (581,128,159) (1,052,986,464)
Net increase (decrease) in net assets ................................... (643,557,254) (1,305,836,255)
Net assets:
Beginning of year ....................................................... 9,353,566,542 10,659,402,797
End of year ........................................................... $8,710,009,288 $9,353,566,542

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At April 30, 2024,
unfunded commitments were as follows:
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Dividend income is recorded on the ex-dividend
date. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Borrower
Unfunded
Commitment
Franklin Federal Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 3,809,333
B-2, 7.125%, 7/01/59 18,500,231
$22,309,564
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 45,291,811 $479,825,027 80,664,051 $859,023,042
Shares issued in reinvestment of distributions .......... 5,947,644 63,025,429 5,260,782 56,003,480
Shares redeemed ............................... (47,583,185) (502,431,018) (79,661,592) (847,955,548)
Net increase (decrease) .......................... 3,656,270 $40,419,438 6,263,241 $67,070,974
Class A1 Shares:
Shares sold ................................... 9,207,147 $97,504,088 13,888,363 $147,952,934
Shares issued in reinvestment of distributions .......... 14,621,101 154,894,071 15,422,978 164,226,746
Shares redeemed ............................... (78,628,347) (832,510,566) (113,136,532) (1,204,212,103)
Net increase (decrease) .......................... (54,800,099) $(580,112,407) (83,825,191) $(892,032,423)
Class C Shares:
Shares sold ................................... 1,616,526 $17,092,036 2,880,634 $30,648,561
Shares issued in reinvestment of distributions .......... 574,477 6,078,985 702,806 7,478,018
Shares redeemed
a
.............................. (8,263,354) (87,280,992) (11,633,559) (123,798,439)
Net increase (decrease) .......................... (6,072,351) $(64,109,971) (8,050,119) $(85,671,860)
Class R6 Shares:
Shares sold ................................... 34,234,418 $352,818,204 43,587,106 $465,085,486
Shares issued in reinvestment of distributions .......... 2,993,543 31,744,930 2,537,995 27,058,566
Shares redeemed ............................... (48,818,253) (498,472,349) (26,690,224) (284,490,164)
Net increase (decrease) .......................... (11,590,292) $(113,909,215) 19,434,877 $207,653,888
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the  Fund  are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended April 30, 2024, the gross effective investment management fee rate was 0.449% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
April 30, 2024
Year Ended
April 30, 2023
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 68,214,785 $704,957,450 38,621,159 $412,560,439
Shares issued in reinvestment of distributions .......... 3,481,166 36,923,548 3,165,413 33,745,340
Shares redeemed ............................... (58,321,729) (605,297,002) (74,724,075) (796,312,822)
Net increase (decrease) .......................... 13,374,222 $136,583,996 (32,937,503) $(350,007,043)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended April 30, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,878,583 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2024, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $68,055
CDSC retained .............................................................................. $122,559
3 . Transactions with Affiliates (continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2024.
h. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended April 30, 2024, these purchase and sale transactions aggregated $348,366,072 and $422,954,680, respectively, with net realized losses of
$1,732,631.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2024, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2024, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $1,981,210 $— $— $— $(17,447) $1,963,763 83,000 $70,695
Total Affiliated Securities ... $1,981,210 $— $— $— $(17,447) $1,963,763 $70,695
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $306,930,191
Long term ................................................................................ $495,950,869
Total capital loss carryforwards ............................................................... $802,881,060
a
a
Includes $90,841,159 from the merged Franklin Florida Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Tennessee Municipal Bond Fund,
which may be carried over to offset future capital gains, subject to certain limitations.
3 . Transactions with Affiliates (continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
The tax character of distributions paid during the years ended April 30, 2024 and 2023 , was as follows:
At April 30, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2024, aggregated
$1,352,103,136 and $1,834,530,087, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April
30, 2024, the aggregate value of these securities was $8,990,125 representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2024, the Fund did not use the
Global Credit Facility.
2024 2023
Distributions paid from:
Ordinary income .......................................................... $9,243,073 $1,211,144
Tax exempt income ........................................................ 310,622,995 317,957,047
$319,866,068 $319,168,191
Cost of investments .......................................................................... $8,915,071,949
Unrealized appreciation ........................................................................ $188,916,464
Unrealized depreciation ........................................................................ (441,532,952)
Net unrealized appreciation (depreciation) .......................................................... $(252,616,488)
Distributable earnings:
Undistributed tax exempt income ................................................................. $8,863,734
5. Income Taxes
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the year .
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Management Investment Companies ......... 1,963,763 — — 1,963,763
Corporate Bonds ........................ — — 34,256,079 34,256,079
Senior Floating Rate Interests ............... — — 22,747,843 22,747,843
Municipal Bonds ......................... — 8,543,584,061 — 8,543,584,061
Escrows and Litigation Trusts ............... — — 1,378,715 1,378,715
Short Term Investments ................... — $ 58,525,000 — $ 58,525,000
Total Investments in Securities ........... $1,963,763 $8,602,109,061 $58,382,637 $8,662,455,461
Other Financial Instruments:
Unfunded Commitments .................. $— $— $909,503 $909,503
Total Other Financial Instruments ......... $— $— $909,503 $909,503
a
Includes financial instruments determined to have no value.

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR

Franklin Federal Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin Federal Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Federal Tax-Free Income Fund (the "Fund") as of April 30, 2024, the related statement of operations for the year ended April
30, 2024, the statements of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2024 and the financial highlights for each of the five years in the period ended April 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Federal Tax-Free Income Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2024:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $310,622,995

Franklin Federal Tax-Free Income Fund
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board and
Trustee
Chairman of
the Board since 2023
and Trustee since 2007
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton fund complex; and
formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Independent Board Members
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton fund complex.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged the
ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development
of strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued reassessment of
the fund offerings in response to FT acquisitions and the
market environment, as well as project initiatives and capital investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement,
including its initiative to create a new enterprise-wide artificial intelligence platform.

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2023. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional general and insured municipal debt funds. The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe and in
the first (best) and second quintiles for all reporting periods.
The Board also noted that the Fund’s annualized total return for the one-year period was above the median and in the
second quintile of its Performance Universe, but for the
three-, five- and 10-year periods was below the median and
in the fourth quintile of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g. a fund’s investment
objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative
to its peers on an income return basis was appropriate
given these attributes. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and 11
other general and insured municipal debt funds. The Board
noted that the Management Rate for the Fund was above
the median and in the fifth quintile (most expensive) of its
Expense Group, but its actual total expense ratio was below
the median and in the first quintile (least expensive) of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2023, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a significant decrease in assets and
would not be expected to demonstrate additional economies
of scale in the near term, but concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete Schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)

1116 A 06/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Federal Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $70,290 for the fiscal year ended April 30, 2024 and $70,239 for the fiscal year ended April 30, 2023.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended April 30, 2024, and $70,000 for the fiscal year ended April 30, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2024 and $4,227 for the fiscal year ended April 30, 2023. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $158,426 for the fiscal year ended April 30, 2024 and $75,711 for the fiscal year ended April 30, 2023. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, fees in connection with a license for accounting and business knowledge platform Viewpoint, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $298,426 for the fiscal year ended April 30, 2024 and $149,938 for the fiscal year ended April 30, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  June 27, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 27, 2024